As filed on ^ May 4, 1998

                                                              File No. 33-70154
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
      Pre-Effective Amendment No.                                          [ ]
                                  -----
      Post-Effective Amendment No.  ^ 12                                   [X]
                                   -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
      Amendment No.   ^ 13                                                 [X]
                    --------



                       INVESCO VARIABLE INVESTMENT FUNDS, INC.
                 (Exact Name of Registrant as Specified in Charter)

                    7800 E. Union Avenue, Denver, Colorado 80237
                      (Address of Principal Executive Offices)
                    P.O. Box 173706, Denver, Colorado  80217-3706
                                  (Mailing Address)

                                   (303) 930-6300
                           (Registrant's Telephone Number)
                  ---------------------------------------------------
                                 Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado  80237
                       (Name and Address of Agent for Service)

                                     Copies to:
                             W. Randolph Thompson, Esq.
                          Of Counsel, Jones & Blouch L.L.P.
                   1025 Thomas Jefferson St., N.W., Suite 405 West
                               Washington, D.C.  20007
                  ---------------------------------------------------
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

---   immediately upon filing pursuant to paragraph (b)
---   ^ on  --------------, pursuant to  paragraph  (b)
---   60 days after  filing  pursuant  to  paragraph (a)(1)
^ X   on July 3, 1998, pursuant to paragraph (a)(1).
---   75 days after filing pursuant to paragraph (a)(2)
---   on ------------, pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:
--- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1997, was filed on or about February 26, 1998.

                                    Page 1 of 305
                        Exhibit index is located at page 294

                       INVESCO VARIABLE INVESTMENT FUNDS, INC.
                       --------------------------------------
                                CROSS-REFERENCE SHEET


    Form N-1A
       Item                                        Caption
    ---------                                      -------
Part A                                 Prospectus

    1..............................          Cover Page

    2..............................          Summary

    3..............................          Financial Highlights; Performance
                                             Information

    4..............................          Cover Page; Summary; Investment
                                             Objectives and Policies; Risk
                                             Factors; Investment Restrictions

    5..............................          Summary; Management; Risk Factors

    5A.............................          Not Applicable

    6..............................          Cover Page; Summary; Tax Status,
                                             Dividends and Distributions;
                                             Additional Information

    7..............................          Purchases and Redemptions

    8..............................          Purchases and Redemptions

    9..............................          Not Applicable

Part B                                 Statement of Additional Information

    10..............................         Cover Page

    11..............................         Table of Contents

    12..............................         Not Applicable

    13..............................         Investment Policies; Investment
                                             Restrictions; Appendix A

    14..............................         Management

    15..............................         Additional Information

    Form N-1A
       Item                                  Caption
    ---------                                -------

    16..............................         Management; Additional
                                             Information

    17..............................         Portfolio Brokerage

    18..............................         Additional Information

    19..............................         How Shares are Valued;
                                             Redemptions

    20..............................         (Prospectus:  Tax Status,
                                             Dividends and Distributions)

    21..............................         (Prospectus:  Purchases and
                                             Redemptions; Management)

    22..............................         Performance


Part C                                 Other Information

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.










^

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                          INVESCO VIF - Dynamics Portfolio

    INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Dynamics Portfolio (the "Dynamics Fund" or "Fund"). The
Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

    The  Dynamics  Fund  seeks   appreciation  of  capital  through   aggressive
investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter.


    This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                          Page

SUMMARY......................................................................6

FINANCIAL HIGHLIGHTS.........................................................8

INVESTMENT OBJECTIVES AND POLICIES..........................................10

RISK FACTORS................................................................10

INVESTMENT RESTRICTIONS.....................................................15

MANAGEMENT..................................................................15

PURCHASES AND REDEMPTIONS...................................................17

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.....................................18

PERFORMANCE INFORMATION.....................................................19

ADDITIONAL INFORMATION......................................................20

SUMMARY

    The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

    The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.

    The Fund seeks capital appreciation. This investment objective is fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.

    The Fund seeks to attain its investment objective by investing aggressively in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. There is no guarantee that the Fund will achieve its investment objective. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."

    Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with portfolio management, various administrative services and supervising the Fund's daily business affairs. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG are provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

    The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.

                                                                  Period
                                                                   Ended
                                                             December 31
                                                          --------------
                                                                   1997+


                                                      Dynamics Portfolio


PER SHARE DATA
Net Asset Value - Beginning of Period                             $10.00
                                                          --------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.02
Net Gains on Securities (Both Realized
   and Unrealized)                                                  0.32
Total from Investment Operations                                    0.34
                                                          --------------
Net Asset Value - End of Period                                   $10.34
                                                          ==============

TOTAL RETURN>>                                                    3.40%*

RATIOS
Net Assets - End of Period ($000 Omitted)                           $257
Ratio of Expenses to Average Net Assets                          0.52%@~
Ratio of Net Investment Income to
   Average Net Assets                                             0.63%~
Portfolio Turnover Rate                                             28%*
Average Commission Rate Paid^^                                  $0.0588*

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG from August 25, 1997, commencement of investment operations, through December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 34.18% and ratio of net investment income to average net assets would have been (33.03%).

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESTMENT OBJECTIVES AND POLICIES

      The Fund seeks capital appreciation. This investment objective, as described below, is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When IFG believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.

      The Fund seeks to achieve its objective through the investment of its assets in a variety of securities that are believed to present opportunities for capital enhancement -- primarily common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities.

      The Fund may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable. The Fund may also invest in restricted securities that may be resold to institutional investors, known as "Rule 144A Securities." See "Risk Factors --Illiquid and Rule 144A Securities" below.

      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk.

Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. In addition, no more than 25% of the Fund's total assets will be invested in any one industry. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund.


      ^ Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. IFG monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 331/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by IFG (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of IFG, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rates for the Fund are set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.


      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to ^ IFG the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns on foreign securities for a U.S. investor or foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

     -less publicly available information than is generally available about U.S. issuers;

     -differences in accounting, auditing and financial reporting standards;

     -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

     -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

     -less  government  regulation  of  stock  exchanges,   brokers  and  listed
companies abroad than in the United States; and

     -investments  in certain  countries  may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by IFG. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company or in any one industry. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT


      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the ^ Fund's investment adviser. IFG is primarily responsible for providing the ^ Fund with investment management, various administrative services and supervising the Fund's daily business affairs. IFG is responsible for selecting and managing the investments of the Fund. These services are subject to review by the Company's board of directors.


      Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has
approximately   $192.2  billion  in  assets  under   management.   IFG  was
established in 1932 and, as of December 31, 1997, managed 14 mutual funds consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      Prior to February 3, 1998, INVESCO Trust Company ("INVESCO Trust") provided sub-advisory services to the Fund. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund; IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Fund, the cost of those services to the Fund or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust.

      The Fund is managed by two members of INVESCO's Growth Team, which is headed by Timothy J. Miller. The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:


      Timothy J. Miller, a Chartered Financial Analyst, has been the lead portfolio manager of the Fund since 1993. Mr. Miller is also the lead portfolio manager of INVESCO Dynamics Fund and co-manages INVESCO Small Company Growth Fund, INVESCO VIF - Small Company Growth Fund, INVESCO Growth Fund, and INVESCO VIF - Growth Fund. Mr. Miller is also a senior vice president of ^ IFG. Mr. Miller was previously an analyst and portfolio manager with Mississippi Valley Advisors from 1979 to 1992. Mr. Miller received an M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University.


      Tom Wald has been a co-portfolio manager of the Fund since October 1997. Mr. Wald also co-manages INVESCO Dynamics Fund. Mr. Wald was previously the senior health care analyst with Munder Capital Management. Mr. Wald has also worked for Duff & Phelps and Prudential Investment Corp. Mr. Wald received an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. The advisory fee is computed at the following annual rates: 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million; and 0.50% on the Fund's average net assets in excess of $700 million. For the fiscal period ended December 31, 1997, the investment advisory fee paid by the Fund was 0.60% of the Fund's average net assets.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.

      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal period ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 0.90% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than 0.90% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. If such voluntary expense limit ^ had not been in effect, the total operating expenses, as a percentage of the Fund's average net assets for the fiscal period ended December 31, 1997, would have been 34.18%.

      ^ IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires ^ IFG's personnel to conduct their personal investment activities in a manner that ^ IFG believes is not detrimental to the Fund or ^ IFG's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.


PURCHASES AND REDEMPTIONS

      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based, among other things, on the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus. Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Fund can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal period ended December 31, 1997, was 3.40%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month-end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Capital Appreciation Funds" grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                Prospectus
                                                                ^ July [_], 1998



                                    INVESCO VARIABLE
                                    INVESTMENT FUNDS, INC.

                                    INVESCO VIF - Dynamics Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents filed
by the Company with the
Securities and Exchange
Commission  can  be  located  on a
web site maintained by the
Commission  at
http://www.sec.gov.

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                           INVESCO VIF - Growth Portfolio

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Growth Portfolio (the "Growth Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The Growth Fund seeks long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Fund invests primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock.


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                          Page

SUMMARY....................................................................25

FINANCIAL HIGHLIGHTS.......................................................27

INVESTMENT OBJECTIVES AND POLICIES.........................................29

RISK FACTORS...............................................................29

INVESTMENT RESTRICTIONS....................................................34

MANAGEMENT.................................................................34

PURCHASES AND REDEMPTIONS..................................................36

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS....................................37

PERFORMANCE INFORMATION....................................................38

ADDITIONAL INFORMATION.....................................................39

APPENDIX...................................................................41

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.


      The Fund seeks long-term capital ^ growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. These investment objectives are fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objectives. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.


      The Fund seeks to attain its investment objective by investing primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock. There is no guarantee that the Fund will achieve its investment objective. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."

      Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

      INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with portfolio management, various administrative services and supervising the Fund's daily business affairs. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG, are provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.

                                                                  Period
                                                                   Ended
                                                             December 31
                                                          --------------
                                                                   1997+


                                                        Growth Portfolio


PER SHARE DATA
Net Asset Value - Beginning of Period                             $10.00
                                                          --------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.05
Net Gains on Securities (Both Realized
   and Unrealized)                                                  0.64
Total from Investment Operations                                    0.69
                                                          --------------
Net Asset Value - End of Period                                   $10.69
                                                          ==============


TOTAL RETURN>                                                   ^ 6.90%*


RATIOS
Net Assets - End of Period ($000 Omitted)                           $266
Ratio of Expenses to Average Net Assets                          0.29%@~
Ratio of Net Investment Income to
   Average Net Assets                                             1.45%~
Portfolio Turnover Rate                                             12%*
Average Commission Rate Paid^^                                  $0.0596*

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG from August 25, 1997, commencement of investment operations, through December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 28.76% and ratio of net investment income to average net assets would have been (27.02%).


^> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the period shown.


*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expenses offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESTMENT OBJECTIVES AND POLICIES


      The Fund seeks long-term capital ^ growth and, secondarily, investment income. These investment objectives, as described below, are fundamental and may be changed only by vote of a majority of the outstanding shares of that Fund. There is no assurance that the Fund will achieve its investment ^ objectives. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When IFG believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.


      The Fund normally holds common stocks (including securities convertible into common stocks), although it may invest in the following other types of securities: commercial paper, convertible debentures and straight debt securities having an investment grade rating (Baa or above by Moody's Investors Services, Inc. ("Moody's") or BBB or above by Standard & Poor's, a division of The McGraw-Hill Companies, ("S&P")) and preferred stocks. In each instance, the Fund endeavors to invest in securities offering the possibility of capital enhancement and some current income. See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

      In selecting securities for investment, IFG will seek to identify companies that have a better than average earnings growth potential and those industries that stand to enjoy the greatest benefit from the predicted economic environment. The Fund seeks to purchase the securities of companies that are thought to be best situated in those industry categories. While dividends are of secondary consideration, dividend payment records of companies are also considered.

      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. In addition, no more than 25% of the Fund's total assets will be invested in any one industry. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund.


      Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. IFG monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by IFG (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of IFG, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rates for the Fund are set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to ^ IFG the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.


      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns on foreign securities for a U.S. investor or foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

     Other risks of international investing to consider include:

     -less publicly available information than is generally available about U.S. issuers;

     -differences in accounting, auditing and financial reporting standards;

     -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

     -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

     -less  government  regulation  of  stock  exchanges,   brokers  and  listed
companies abroad than in the United States; and

     -investments  in certain  countries  may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by IFG. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company or in any one industry. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT

      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. IFG is primarily responsible for providing the Funds with investment management, various administrative services and supervising the Fund's daily business affairs. IFG is responsible for selecting and managing the investments of the Fund. These services are subject to review by the Company's board of directors.

      Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      Prior to February 3, 1998, INVESCO Trust Company ("INVESCO Trust") provided sub-advisory services to the Fund. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund; IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Fund, the cost of those services to the Fund or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust.

      The Fund is managed by two members of INVESCO's Growth Team, which is headed by Timothy J. Miller. The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:


      Trent E. May, a Chartered Financial Analyst, has been the lead portfolio manager of the Fund since October 1997 (co-portfolio manager since 1996). Mr. May is also the lead portfolio manager of INVESCO Growth Fund and co-manages INVESCO Small Company Growth Fund and INVESCO VIF - Small Company Growth Fund. Mr. May is also a vice president of ^ IFG. Mr. May began his investment career in 1991 and was most recently senior equity fund manager/equity analyst with Munder Capital Management in Detroit. Mr. May received an M.B.A. from Rollins College and a B.S. in Engineering from the Florida Institute of Technology.

      Timothy J. Miller, a Chartered Financial Analyst, has been a co-portfolio manager of INVESCO Dynamics Fund and INVESCO VIF -Dynamics Fund and co-manages INVESCO Growth Fund, INVESCO Small Company Growth Fund, and INVESCO VIF - Small Company Growth Fund. Mr. Miller is also a senior vice president of IFG. Mr. Miller was previously an analyst and portfolio manager with Mississippi Valley Advisors from 1979 to 1992. Mr. Miller received an M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University.


      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. For the Fund, the advisory fee is computed at the following annual rate: 0.85% of the Fund's average net assets. For the fiscal period ended December 31, 1997, the investment advisory fee paid by the Fund was 0.85% of the Fund's average net assets.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.


      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal period ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 1.25%. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company. This commitment may be changed following consultation with the Company's board of directors to limit the Fund's annual expenses to no more than 1.25% of the Fund's average net assets. If such a voluntary expense limit were not in effect, the total operating expenses, as a percentage of the Fund's average net assets for the fiscal period ended December 31, 1997, would have been 28.76%.

      IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires IFG's personnel to conduct their personal investment activities in a manner that IFG believes is not detrimental to the Fund or IFG's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS

      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Fund can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal period ended December 31, 1997, was 6.90%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Growth Funds" grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                      APPENDIX
BOND RATINGS

      The  following  is  a  description   of  S&P's  and  Moody's  bond  rating
categories:

S&P's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                            Prospectus
                                                            ^ July [_], 1998



                                          INVESCO VARIABLE
                                          INVESTMENT FUNDS, INC.

                                          INVESCO VIF - Growth Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents filed
by the Company with the
Securities and Exchange
Commission  can  be  located  on a
web site maintained by the Commission at http://www.sec.gov.

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Health Sciences Portfolio

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Health Sciences Portfolio (the "Health Sciences Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance
Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The Health Sciences Fund seeks capital appreciation. The Health Sciences Fund normally invests at least 80% of its total assets in equity securities of companies that develop, produce, or distribute products or services related to health care.


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                          Page

SUMMARY.....................................................................46

FINANCIAL HIGHLIGHTS........................................................48

INVESTMENT OBJECTIVES AND POLICIES..........................................50

RISK FACTORS................................................................51

INVESTMENT RESTRICTIONS.....................................................56

MANAGEMENT..................................................................56

PURCHASES AND REDEMPTIONS...................................................58

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.....................................59

PERFORMANCE INFORMATION.....................................................59

ADDITIONAL INFORMATION......................................................61

APPENDIX....................................................................63

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.

      The Fund seeks capital appreciation. This investment objective is fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.

      The Fund seeks to attain its investment objective by investing at least 80% of its total assets in equity securities of companies which develop, produce, or distribute products or services related to health care. There is no guarantee that the Fund will achieve its investment objective. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."

      Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The Fund will be concentrated in a specific business sector. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

      INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with portfolio management, various administrative services and supervising the Fund's daily business affairs. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG, is provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.

                                                                  Period
                                                                   Ended
                                                             December 31
                                                          --------------
                                                                   1997+


                                               Health Sciences Portfolio


PER SHARE DATA
Net Asset Value - Beginning of Period                             $10.00
                                                          --------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.10
Net Gains on Securities (Both Realized
   and Unrealized)                                                  0.94
                                                          --------------
Total from Investment Operations                                    1.04
                                                          --------------

Net Asset Value - End of Period                                   $11.04

                                                          ==============

TOTAL RETURN>                                                    10.40%*

RATIOS

Net Assets - End of Period ($000 Omitted)                           $423
Ratio of Expenses to Average Net Assets                          0.60%@~
Ratio of Net Investment Income to

   Average Net Assets                                             2.34%~
Portfolio Turnover Rate                                            112%*
Average Commission Rate Paid^^                                  $0.0590*

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG from May 22, 1997, commencement of investment operations, through December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 21.45% and ratio of net investment income to average net assets would have been (18.51%).

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESTMENT OBJECTIVES AND POLICIES

      The Fund seeks capital appreciation. This investment objective is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When IFG believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.

      The investment strategy used in attempting to attain the Fund's investment objective is aggressive; holdings are focused on equity securities whose price appreciation is expected to outpace that of the health sciences business sector. These stocks may not pay regular dividends. The Fund normally invests at least 80% of its total assets in the equity securities (common and preferred stocks, and convertible bonds) of companies which develop, produce, or distribute products or services related to health care.

      The health sciences business sector consists of numerous industries. In deciding whether a company is principally engaged in that business sector, IFG must determine that the company derives more than 50% of its gross income or net sales from activities in that sector or that the company dedicates more than 50% of its assets to the production of revenues from that sector. If, based on available financial information, a question exists whether a company meets one of these standards, IFG determines whether the company's primary business is within the health sciences business sector.


      The remainder of the Fund's assets may be invested in any securities or other instruments deemed appropriate by IFG, consistent with the Fund's investment policies and restrictions. These investments include debt securities issued by companies principally engaged in the health sciences business sector, debt or equity securities issued by companies outside that business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by Standard & Poor's, a division of The McGraw-Hill Companies ("S&P") or P-2 by Moody's Investors Services, Inc. ("Moody's")) and repurchase agreements^ and cash.


      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. This percentage limitation applies immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund. The credit risk exposure of the Fund may be increased by its policy of concentrating investments in specific business sectors. See "Risk Factors -- Concentration."


      Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. IFG monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by IFG (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of IFG, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rates for the Fund are set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to IFG the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by IFG. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

      While IFG continuously monitors all of the debt securities held by the Fund for the issuers' ability to make required principal and interest payments and other quality factors, the Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase. More information on debt securities is contained in the Statement of Additional Information.

      Concentration. While the Fund diversifies its investments by investing, with respect to at least 75% of its total assets, not more than 5% of its total assets in the securities of any one issuer, its assets normally will be invested primarily in companies engaged in a single business sector. As a result of this investment policy, an investment in this Fund may be subject to greater fluctuations in value than generally would be the case if an investment were made in an investment company which did not concentrate its investments in a similar manner. For example, certain economic factors or specific events may exert a disproportionate impact upon the prices of equity securities of companies within a particular industry relative to their impact on the prices of securities of companies engaged in other industries. Additionally, changes in the market price of the equity securities of a particular company which occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, the net asset value of the Fund may be more susceptible to change than ^ the net asset values of investment companies which spread their investments over many different business sectors.


      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT

      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. IFG is primarily responsible for providing the Fund with investment management, various administrative services and supervising the Fund's daily business affairs. IFG is responsible for selecting and managing the investments of the Fund. These services are subject to review by the Company's board of directors.

      Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      Prior to February 3, 1998, INVESCO Trust Company ("INVESCO Trust") provided sub-advisory services to the Fund. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund; IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Fund, the cost of those services to the Fund or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust.

     The Fund is managed by John Schroer, a Chartered Financial Analyst, who is the head of INVESCO's Health Team. Mr. Schroer has been the portfolio manager of the Fund since October 1997 (co-portfolio manager since 1994) and has primary responsibility for the day-to-day management of the Fund's portfolio holdings.

Mr. Schroer also manages INVESCO Strategic Health Sciences Portfolio and INVESCO Global Health Sciences Fund and is a senior vice president of ^ IFG and a vice president of INVESCO Global Health Sciences Fund. Mr. Schroer was previously an assistant vice president with Trust Company of the West. Mr. Schroer received an M.B.A. and B.S. from the University of Wisconsin-Madison.


      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. The advisory fee for the Fund is computed at the following annual rates: 0.75% on the first $350 million of the Fund's average net assets; 0.65% on the next $350 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $700 million. For the fiscal period ended December 31, 1997, the investment advisory fee paid by the Fund was 0.75%.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.


      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal period ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 1.00% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than 1.00% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. If such a voluntary expense limit was not in effect, the total operating expenses, as a percentage of the Fund's average net assets for the fiscal period ended December 31, 1997, would have been 21.45%.

      IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires IFG's personnel to conduct their personal investment activities in a manner that IFG believes is not detrimental to the Fund or IFG's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS


      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account

Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Fund can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal period ended December 31, 1997, was 10.40%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Health/Biotechnology Funds" grouping for the Fund. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the

Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

      The  following  is  a  description   of  S&P's  and  Moody's  bond  rating
categories:

S&P's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                                      Prospectus
                                                                ^ July [_], 1998



                        INVESCO VARIABLE
                        INVESTMENT FUNDS, INC.

                        INVESCO VIF - Health Sciences Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents
filed by the Company with
the Securities and Exchange
Commission  can  be  located
on a web  site  maintained
by the  Commission  at
http://www.sec.gov.

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                         INVESCO VIF - High Yield Portfolio

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - High Yield Portfolio (the "High Yield Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The High Yield Fund seeks a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. See "Risk Factors" for a description of the risks involved in investing in lower-rated bonds. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective.


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus. The Fund invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to greater risks, including default risks, than those found in higher-rated securities. Purchasers should carefully assess the risks associated with an investment in the Fund. See "Investment Objectives and Policies" and "Risk Factors."


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                            Page

SUMMARY.......................................................................68

FINANCIAL HIGHLIGHTS..........................................................70

NVESTMENT OBJECTIVES AND POLICIES.............................................72

RISK FACTORS..................................................................73

INVESTMENT RESTRICTIONS.......................................................80

MANAGEMENT....................................................................81

PURCHASES AND REDEMPTIONS.....................................................83

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.......................................84

PERFORMANCE INFORMATION.......................................................84

ADDITIONAL INFORMATION........................................................86

APPENDIX......................................................................88

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.

      The Fund seeks a high level of current income. This investment objective is fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.


      The Fund seeks to attain its investment objective by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. See "Risk Factors" for a description of the risks involved in investing in lower-rated bonds. There is no guarantee that the Fund will achieve its investment objective. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."


      Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The Fund may invest without limit in lower-rated debt securities that present a greater risk of default and have prices that fluctuate more than those of higher-rated securities. The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

      INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with portfolio management, various administrative services and supervising the Fund's daily business affairs. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG are provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.


                                                                                                      Period
                                                                                                       Ended
                                                                    Year Ended December 31       December 31
                                           -----------------------------------------------       -----------
                                                  1997              1996              1995             1994^


                                                 High Yield Portfolio

PER  SHARE DATA
Net Asset Value -
   Beginning of Period                          $11.78            $11.04            $10.01            $10.00
                                           -----------------------------------------------       -----------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                             0.78              0.72              0.55              0.05
Net Gains on Securities
   (Both Realized and Unrealized)                 1.26              1.11              1.43              0.01
                                           -----------------------------------------------       -----------
Total from Investment
   Operations                                     2.04              1.83              1.98              0.06
                                           -----------------------------------------------       -----------
LESS DISTRIBUTIONS
Dividends from Net Investment
   Income                                         0.78              0.71              0.55              0.05
Distributions from Capital
   Gains                                          0.58              0.38              0.40              0.00
                                           -----------------------------------------------       -----------






Total Distributions                               1.36              1.09              0.95              0.05
                                           -----------------------------------------------       -----------
Net Asset Value -

   End of Period                              ^ $12.46            $11.78            $11.04            $10.01
                                           ===============================================       ===========


TOTAL RETURN>                                   17.33%            16.59%            19.76%            0.60%*

RATIOS
Net Assets - End of Period
   ($000 Omitted)                               30,881            14,033             5,233               624
Ratio of Expenses to Average
   Net Assets#                                  0.83%@            0.87%@            0.97%@            0.74%~
Ratio of Net Investment
   Income to Average Net
   Assets#                                       8.67%             9.19%             8.79%            2.72%~
Portfolio Turnover Rate                           344%              380%              310%              23%*


^ From May 27, 1994,  commencement  of  investment  operations,  to December 31,
1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Portfolio were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.94%, 1.32%, 2.71% and 30.38%, respectively, and ratio of net investment income to average net assets would have been 8.56%, 8.74%, 7.05% and (26.92)%, respectively.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESTMENT OBJECTIVES AND POLICIES

      The Fund seeks current income. This investment objective, as described below, is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When IFG believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.


      The investment objective of the Fund is to seek a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. Accordingly, the Fund invests primarily in bonds and other debt securities, including convertible and non-convertible issues, and in preferred stocks rated in medium and lower categories by ^ Standard & Poor's, a division of The McGraw-Hill Companies ("S&P") or by Moody's Investors Services, Inc. ("Moody's") (BB or lower by S&P or Ba or lower by Moody's). The Fund does not invest in securities rated lower than CCC by S&P or Caa by Moody's; these ratings are applied to issues that are predominantly speculative and may be in default or as to which there may be present elements of danger with respect to principal or interest. The Fund does not invest in issues that are in default. The Fund may invest in unrated securities in instances in which IFG believes that the financial condition of the issuer is, or the protection is afforded to a level, similar to that of securities eligible for purchase by the Fund rated in medium and lower categories by S&P or Moody's (between BB and CCC ratings by S&P and between Ba and Caa ratings by Moody's). The Fund also may invest in state and local municipal obligations when ^ IFG believes that the potential total return on the investment is better than the return that otherwise would be achieved by investing in securities issued by private issuers. See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

      The Fund also may hold cash or invest all or a portion of its assets in securities issued or guaranteed by the U.S. government or its agencies (which may or may not be backed by the full faith and credit of the United States) or bank certificates of deposit, if ^ IFG determines it to be appropriate for purposes of preserving liquidity or capital in light of prevailing market or economic conditions. The Fund also may invest in corporate short-term notes rated at the time of purchase at least A-1 by S&P or Prime-1 by Moody's, and municipal short-term notes rated at the time of purchase at least SP-1 by S&P or MIG-1 by Moody's (the highest rating category for such notes, indicating a very strong capacity to make timely payments of principal and interest).


      Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective. The securities in which the Fund invests offer a wide range of maturities (from less than one year s to thirty years) and yields. These securitie include short-term bonds or notes (maturing in less than three years), intermediate-term bonds or notes (maturing in three to ten years), and long-term bonds (maturing in more than ten years). ^ IFG will seek to adjust the average maturity of the portfolio of securities held by the Fund to maximize current income consistent with the preservation of principal.


      There are no limitations on the average maturity of the securities in the Fund. Securities will be selected on the basis of IFG's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. As a matter of policy, which may be changed without a vote of shareholders, under normal circumstances, at least 65% of the value of the total assets of the Fund will be invested in debt securities having maturities at the time of issuance of at least three years.

      Securities in which the Fund invests may at times be purchased or sold on a delayed delivery or a when-issued basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The Fund may invest up to 10% of its net assets in when-issued securities. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into a purchase commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date. When the Fund purchases securities on a when-issued basis, its custodian bank will place cash or liquid debt securities in a separate account of the Fund in an amount equal to the amount of the purchase obligation.

      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. In addition, no more than 25% of the Fund's total assets will be invested in any one industry. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund.


      Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. IFG monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 331/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by IFG (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of IFG, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rates for the Fund are set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to IFG the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns on foreign securities for a U.S. investor or foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

     Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by IFG. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.


      Zero Coupon and Pay-In-Kind Bonds. The Fund may invest in zero coupon bonds and pay-in-kind bonds, provided that ^ IFG determines that the risk of a default on the security, which could result in adverse tax consequences, is not significant. A zero coupon bond ("zero") does not make cash interest payments during the life of the bond. Instead, it is sold at a discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zeros can be an attractive financing method for issuers with near-term cash flow problems. Pay-in-kind ("PIK") bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Like zeros, they may help a corporation economize on cash. PIK prices reflect the market value of the underlying debt plus any accrued interest. Zeros and PIKs can be higher or lower quality debt, and may be more speculative and subject to greater fluctuation in value due to changes in interest rates, than coupon bonds. To maintain the Fund's qualification as a regulated investment company, it may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of the bond, and such distribution could reduce the amount of cash available for investment by the Fund.

      High-Risk, High-Yield Securities. Although IFG limits the Fund's debt security investments to securities it believes are not highly speculative, both credit and market risks are increased by the Fund's investments in debt securities rated below the top four grades by S&P or Moody's (high-risk, high-yield securities commonly known as "junk bonds") and comparable unrated debt securities. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and may have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by S&P (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


      Because investment in medium- and lower-rated securities involves both greater credit risk and market risk, achievement of the Fund's investment objectives may be more dependent on ^ IFG's credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the Fund may be expected to fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower-rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield corporate debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield bond market, particularly during periods of economic recession. Furthermore, expenses incurred to recover an investment by a Fund in a defaulted security may adversely affect the Fund's net asset value. Finally, while ^ IFG attempts to limit purchases of medium- and lower-rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of, the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.


      While IFG continuously monitors all of the debt securities held by the Fund for the issuers' ability to make required principal and interest payments and other quality factors, the Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase. More information on debt securities is contained in the Statement of Additional Information.

      The following table shows the composition of the Fund's investments in corporate (and municipal) bonds by rating category for the fiscal year ended December 31, 1997. All of these percentages were determined on a dollar-weighted basis, calculated by averaging the Fund's month-end portfolio holdings during the fiscal year. These figures do not represent actual holdings of the Fund as of December 31, 1997, nor do they imply that the overall quality of portfolio holdings is fixed.

Rating Category               Percentage of Total Assets

AAA                                        0.00%
AA                                         0.00%
A                                          0.00%
BBB                                        0.00%
BB                                         6.81%
B                                         73.93%
CCC                                        3.01%
Unrated                                    5.55%

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company or in any one industry. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT


      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the ^ Fund's investment adviser. IFG is primarily responsible for providing the ^ Fund with investment management, various administrative services and supervising the Fund's daily business affairs. IFG is responsible for selecting and managing the investments of the Fund. These services are subject to review by the Company's board of directors.


      Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      Prior to February 3, 1998, INVESCO Trust Company ("INVESCO Trust") provided sub-advisory services to the Fund. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund and IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Fund, the cost of those services to the Fund or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust.


     The Fund is managed by Donovan J. (Jerry) Paul, a Chartered Financial Analyst and Certified Public Accountant, who is the head of INVESCO's Fixed Income Team. Mr. Paul has been the portfolio manager of the Fund since 1994 and has primary responsibility for the day-to-day management of the Fund's portfolio holdings. Mr. Paul also manages INVESCO High Yield Fund and INVESCO Select Income Fund and co-manages INVESCO Industrial Income Fund, INVESCO VIF -Industrial Income Fund, INVESCO Balanced Fund and INVESCO Short-Term Bond Fund. Mr. Paul is also a senior vice president of ^ IFG. Mr. Paul was previously a senior vice president and director of fixed-income research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe & Farnham Inc. and president of Quixote Investment Management, Inc. (1993 to 1994). Mr. Paul received an M.B.A. from the University of Northern Iowa and a B.B.A. from the University of Iowa.


      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. The advisory fee is computed at the following annual rates: 0.60% on the first $500 million of the Fund's average net assets; 0.55% on the next $500 million of the Fund's average net assets and 0.45% on the Fund's average net assets in excess of $1 billion. For the fiscal period ended December 31, 1997, the investment advisory fee paid by the Fund was 0.60% of the Fund's average net assets.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.

      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal year ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 0.83% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than ^ 0.80% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. If such a voluntary expense limit were not in effect, the total operating expenses, as a percentage of the Fund's average net assets, of the Fund for the fiscal year ended December 31, 1997, would have been 0.94%.

      ^ IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires ^ IFG's personnel to conduct their personal investment activities in a manner that ^ IFG believes is not detrimental to the Fund or ^ IFG's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.


PURCHASES AND REDEMPTIONS


      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. ^ IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based, among other things, on the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Funds can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal period ended December 31, 1997, was 17.33%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "High Current Yield Funds" grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

      The  following  is  a  description   of  S&P's  and  Moody's  bond  rating
categories:

S&P's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                                      Prospectus
                                                                ^ July [_], 1998



                        INVESCO VARIABLE
                        INVESTMENT FUNDS, INC.

                        INVESCO VIF - High Yield Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents
filed by the Company with
the Securities and Exchange
Commission  can  be  located
on a web  site  maintained
by the  Commission  at
http://www.sec.gov.

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                     INVESCO VIF - Industrial Income Portfolio

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Industrial Income Portfolio (the "Industrial Income Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance
Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The Industrial Income Fund seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Fund also has the flexibility to invest in other types of securities.


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                            Page

SUMMARY.......................................................................93

FINANCIAL HIGHLIGHTS..........................................................95

INVESTMENT OBJECTIVES AND POLICIES............................................97

RISK FACTORS..................................................................98

INVESTMENT RESTRICTIONS......................................................104

MANAGEMENT...................................................................104

PURCHASES AND REDEMPTIONS....................................................106

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................107

PERFORMANCE INFORMATION......................................................108

ADDITIONAL INFORMATION.......................................................109

APPENDIX.....................................................................111

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.


      The Fund seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. This investment objective is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.


      The Fund seeks to attain its investment objective by investing at least 65% of its total assets in dividend-paying common stocks, with up to 10% of its total assets invested in equity securities that do not pay regular dividends and the remainder invested in other income-producing securities, such as corporate bonds. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."

      Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The Industrial Income Fund may invest up to 15% of its total assets in lower-rated debt securities that present a greater risk of default and have prices that fluctuate more than those of higher-rated securities. The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

      INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with portfolio management, various administrative services and supervising the Fund's daily business affairs. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG is provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.


                                                                                                      Period
                                                                                                       Ended
                                                                       Year Ended December 31    December 31
                                                  -------------------------------------------    -----------
                                                           1997           1996           1995          1994^


                                                          Industrial Income Portfolio

PER SHARE DATA
Net Asset Value - Beginning of Period                    $14.33         $12.58         $10.09         $10.00
                                                  -------------------------------------------    -----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.30           0.28           0.19           0.03
Net Gains on Securities
   (Both Realized and Unrealized)                          3.71           2.52           2.76           0.09
                                                  -------------------------------------------    -----------
Total from Investment Operations                           4.01           2.80           2.95           0.12
                                                  -------------------------------------------    -----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.29           0.28           0.20           0.03
Distributions from Capital Gains                           1.01           0.77           0.26           0.00
                                                  -------------------------------------------    -----------
Total Distributions                                        1.30           1.05           0.46           0.03
                                                  -------------------------------------------    -----------

Net Asset Value - End of Period                        ^ $17.04         $14.33         $12.58         $10.09

                                                  ===========================================    ===========
TOTAL RETURN>                                            28.17%         22.28%         29.25%         1.23%*






RATIOS
Net Assets - End of Period
   ($000 Omitted)                                        40,093         22,342          8,362            525
Ratio of Expenses to Average
   Net Assets#                                           0.91%@         0.95%@         1.03%@         0.79%~
Ratio of Net Investment Income to

   Average Net Assets#                                    2.18%          2.87%          3.50%         1.69%~
Portfolio Turnover Rate                                     87%            93%            97%            0%*
Average Commission Rate Paid^^                        ^ $0.1912        $0.0867              -              -


^ From August 10, 1994, commencement of investment operations, to December 31, 1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Portfolio were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.97%, 1.19%, 2.31% and 32.55%, respectively, and ratio of net investment income to average net assets would have been 2.12%, 2.63%, 2.22% and (30.07%), respectively.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESTMENT OBJECTIVES AND POLICIES


      The Fund seeks the best possible current income while following sound investment practices. Capital ^ growth potential is an additional consideration in the selection of portfolio securities. This investment objective is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When IFG believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.


      The Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds and other straight debt securities ("debt securities"). The Fund also has the flexibility to invest in preferred stock and convertible bonds. There is no maximum limit on the amount of equity or debt securities in which the Fund may invest.

      The Fund may invest no more than 15% of its total assets in debt securities that are rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's"), and in no event will the Fund ever invest in a debt security rated below CCC by S&P or Caa by Moody's. Generally, bonds rated in one of the top four rating categories are considered "investment grade." However, those in the fourth highest category (S&P BBB or Moody's Baa) may have speculative characteristics and a weaker ability to pay interest or repay principal under adverse economic conditions or changing circumstances. The risks of investing in debt securities rated lower than BBB by S&P or Baa by Moody's are discussed below under the caption "Risk Factors." See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. In addition, no more than 25% of the Fund's total assets will be invested in any one industry. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund.


      ^ Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.

      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. IFG monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by IFG (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of IFG, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rates for the Fund are set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to IFG the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by IFG. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

      High-Risk, High-Yield Debt Securities. Although IFG limits the Fund's debt security investments to securities it believes are not highly speculative, both credit and market risks are increased by the Fund's investments in debt securities rated below the top four grades by S&P or Moody's (high-risk, high-yield securities commonly known as "junk bonds") and comparable unrated debt securities. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and may have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by S&P (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Because investment in medium and lower rated securities involves both greater credit risk and market risk, achievement of the Fund's investment objectives may be more dependent on IFG's credit analysis than is the case for funds investing in higher quality securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield corporate debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield bond market, particularly during periods of economic recession. Furthermore, expenses incurred to recover an investment by the Fund in a defaulted security may adversely affect the Fund's net asset value. Finally, while IFG attempts to limit purchases of medium-and lower-rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of, the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

      While IFG continuously monitors all of the debt securities held by the Fund for the issuers' ability to make required principal and interest payments and other quality factors, the Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase. For a detailed description of corporate debt ratings, refer to the Appendix to this Prospectus. More information on debt securities is contained in the Statement of Additional Information.

      The following table shows the composition of the Fund's investments in corporate (and municipal) bonds by rating category for the fiscal year ended December 31, 1997. All of these percentages were determined on a dollar-weighted basis, calculated by averaging the Fund's month-end portfolio holdings during the fiscal year. These figures do not represent actual holdings of the Fund as of December 31, 1997, nor do they imply that the overall quality of portfolio holdings is fixed.

Rating Category               Percentage of Total Assets

AAA                                        0.08%
AA                                         0.33%
A                                          1.68%
BBB                                        4.02%
BB                                         2.19%
B                                          1.56%
CCC                                        0.00%
Unrated                                    0.04%

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company or in any one industry. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT

      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. IFG is primarily responsible for providing the Fund with investment management, various administrative services and supervising the Fund's daily business affairs. IFG is responsible for selecting and managing the investments of the Fund. These services are subject to review by the Company's board of directors.

      Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      The following persons serve as portfolio managers of the Fund:

      Charles  P. Mayer  -   Co-portfolio   manager  of  the  Fund  since  1994;
co-portfolio manager of the INVESCO Industrial Income Fund since 1993; co-portfolio manager of the INVESCO Balanced Fund since 1996; director (since
1997), portfolio manager (since 1993), senior vice president (since 1994) and vice president (1993 to 1994) of INVESCO Trust; director of IFG since 1997; formerly (1984 to 1993), portfolio manager with Westinghouse Pension; began investment career in 1969; B.A., St. Peter's College; M.B.A., St. John's University.


      Donovan J. (Jerry) Paul - Co-portfolio manager of the Fund since 1994; co-portfolio manager of the INVESCO Industrial Income Fund since 1994, INVESCO Balanced Fund since 1996 and INVESCO Short-Term Bond Fund since 1996; portfolio manager of the INVESCO VIF - High Yield Portfolio since 1994, INVESCO High Yield Fund since 1994 and INVESCO Select Income Fund since 1994; portfolio manager and senior vice president of ^ IFG since 1994; formerly, senior vice president and director of fixed income research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe & Farnham Inc.; and president (1993 to 1994) of Quixote Investment Management, Inc.; began investment career in 1976; B.B.A. University of Iowa; M.B.A. University of Northern Iowa; Chartered Financial Analyst; Certified Public Accountant.


      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. The advisory fee is computed at the annual following rates: 0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $1 billion. For the fiscal year ended December 31, 1997, the investment advisory fee paid by the Fund was 0.75% of the Fund's average net assets.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.


      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal year ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 0.91% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than 0.90% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. If such a voluntary expense limit were not in effect, the total operating expenses, as a percentage of the Fund's average net assets for the fiscal year ended December 31, 1997, would have been 0.97%.

      IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires IFG's personnel to conduct their personal investment activities in a manner that IFG believes is not detrimental to the Fund or IFG's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS


      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.

      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m. New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Fund can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal year ended December 31, 1997, was 28.17%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Equity Income Funds" variable insurance product grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

      The  following  is  a  description   of  S&P's  and  Moody's  bond  rating
categories:

S&P's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                                      Prospectus
                                                                ^ July [_], 1998



                        INVESCO VARIABLE
                        INVESTMENT FUNDS, INC.

                        INVESCO VIF - Industrial Income  Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents
filed by the Company with
the Securities and Exchange
Commission  can  be  located
on a web  site  maintained
by the  Commission  at
http://www.sec.gov.

Prospectus
^ July [_], 1998


                       INVESCO VARIABLE INVESTMENT FUNDS, INC.
                           INVESCO VIF - REALTY PORTFOLIO

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Realty Portfolio (the "Realty Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The Realty Fund seeks to provide long-term capital growth. Above-average current income is an additional consideration in selecting securities for the Fund's investment portfolio. The Realty Fund normally invests at least 65% of its total assets in publicly-traded stocks of companies principally engaged in the real estate industry. The remaining assets are invested in other income-producing securities such as corporate bonds.


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                            Page

SUMMARY......................................................................116

INVESTMENT OBJECTIVE AND POLICIES............................................117

RISK FACTORS.................................................................119

INVESTMENT RESTRICTIONS......................................................127

MANAGEMENT...................................................................127

PURCHASES AND REDEMPTIONS....................................................130

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................130

PERFORMANCE INFORMATION......................................................131

ADDITIONAL INFORMATION.......................................................132

APPENDIX.....................................................................135

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. This Prospectus relates to shares of the INVESCO VIF - Realty Portfolio only. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.

      The Fund seeks long-term capital growth. Above-average current income is an additional consideration in selecting securities for the Fund's investment portfolio. The Fund normally invests 65% of its total assets in publicly-traded stocks of companies principally engaged in the real estate industry. The remaining assets are invested in other income-producing securities such as mortgage-backed securities and corporate bonds. There is, of course, no guarantee that the Fund will achieve its investment objective.

      The Fund focuses on equity securities of companies in the real estate industry. As such, in addition to the normal market risks associated with investments in securities generally, the Fund is particularly sensitive to conditions in the real estate industry. Real estate is a cyclical industry that is sensitive to, among other things, interest rates, property tax rates, national, regional and local economic conditions and availability of materials. The Fund's investments in debt securities are subject to credit risk and market risk, both of which are increased by investing in lower rated securities. The returns on foreign investments may be influenced by the risks of investing overseas. Rapid portfolio turnover may result in higher brokerage commissions and the acceleration of taxable capital gains. These and other risks are discussed below under the caption "Risk Factors."


     INVESCO Funds Group, Inc. ("IFG"), the ^ Fund's investment adviser, is primarily responsible for providing the Company with various administrative services and supervising the Company's daily business affairs. Portfolio management is provided to the Fund by its sub-adviser (referred to collectively with IFG as "Fund Management"). INVESCO Realty Advisors, Inc. ("IRAI") serves as sub-adviser to the Fund. The Fund pays IFG an advisory fee for the management of its investments and business affairs. INVESCO Distributors, Inc. ("IDI") is responsible for providing the Company with services related to distribution. A discussion of these fees and additional information about IFG, IRAI and IDI is provided below under the caption "Management."

INVESTMENT OBJECTIVE AND POLICIES


      The Fund seeks to provide long-term capital growth and current income while following sound investment practices. This investment objective is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that ^ the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.


      The Fund normally invests at least 65% of its total assets in equity securities of companies principally engaged in the real estate industry. A company is "principally engaged" in that industry if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. Such companies may include, for example, real estate investment trusts ("REITs"), real estate brokers, home builders or real estate developers, companies with substantial real estate holdings (such as paper and lumber producers, agricultural businesses and lodging and entertainment companies) and companies with significant involvement in the real estate industry, such as building supply companies and financial institutions that write real estate mortgages. In addition to common stocks, "equity securities" may include preferred stocks, securities convertible into common stock and warrants.

      The Fund's investments in equity securities are diversified by both property type and geographic region. Under normal circumstances, no one property type will represent more than 50% of the Fund's total assets. The remaining assets of the Fund are invested in debt securities, including mortgage-backed securities and debt or equity securities of companies which may or may not be principally engaged in the real estate industry, including non-investment grade and unrated debt securities. The Fund may invest up to 25% of its total assets in foreign securities.


      The Fund may invest up to 15% of its total assets in debt securities that are rated below investment grade quality (commonly called "junk bonds") and rated BB or lower by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are judged by Fund Management to be of equivalent quality^. These include issues which are of poorer quality and may have some speculative characteristics, according to the ratings services. Investments in unrated securities may not exceed 25% of the Fund's total assets. Never, under any circumstances, is the Fund permitted to purchase bonds which are rated below B-by S&P ^ or B by Moody's. Bonds rated B- or B generally lack characteristics of a desirable investment and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. While Fund Management continuously monitors all of the corporate bonds in the Fund's investment portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security.


      When Fund Management believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.

      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund's performance is tied closely to conditions affecting the real estate industry, which has historically been cyclical. The real estate industry is highly sensitive to national, regional and local economic conditions, in addition to such factors as interest rates, changes in property taxes and real estate values, overbuilding, and changes in rental income. The structure, management and cash flow of many of the companies in the industry also may heavily impact their performance. Although the Fund does not intend to invest directly in private real estate assets, it conceivably could own real estate directly as a result of default on debt securities that it holds in its portfolio. Therefore, the Fund may be subject to certain risks associated with the direct ownership of real estate, including, among others, difficulties in valuing and trading real estate and declines in the value of real estate.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the purchasing Fund's total assets will be invested in the securities of any one issuer. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund. The credit risk exposure of the Fund may be increased by its policy of concentrating investments in a specific business sector. See "Risk Factors -- Concentration."


      Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.

      Real Estate Investment Trusts. The Fund may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as either equity or mortgage, or a combination of the two. An equity REIT invests the majority of its assets directly in real estate and derives most of its income from rents. A mortgage REIT invests the majority of its assets in real estate mortgages and derives most of its income from interest payments. In addition to the risks inherent in any investment in the real estate industry, investments in REITs have certain unique risks. Equity REITs can be affected by changes in the value of the underlying property owned by them; mortgage REITs are affected by the quality of the credit extended. REITs are not diversified, and are subject to the risks of real estate financing, including cash flow dependency and defaults by borrowers. REITs attempt to qualify for beneficial tax treatment by distributing 95% of their taxable income to their interest holders. If a REIT fails to qualify for such beneficial tax treatment, it would be taxed as a corporation, and distributions to its shareholders (including the Fund) would be reduced. By investing in REITs indirectly through the Fund, a Fund shareholder will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REIT. For taxable shareholders, a portion of the dividends paid by a REIT may be considered return on capital and would not currently be regarded as taxable income. Therefore, depending upon an individual's tax bracket, the dividend yield may have a higher tax-effective yield.

      Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government or federal agencies such as Government National Mortgage Association ("GNMA"), Fannie Mae (formerly known as the Federal National Mortgage Association) and Federal Home Loan Mortgage Corporation ("FHLMC"). Some of these securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as FHLMC certificates, are not. Mortgage-backed securities represent interests in pools of mortgages which have been purchased from loan institutions such as banks and savings & loans, and packaged for resale in the secondary market. Interest and principal are "passed through" to the holders of the securities. The timely payment of interest and principal is guaranteed by a federal agency, but the market value of the security is not guaranteed and will vary. The Fund also may invest in mortgage-backed securities issued by private, non-government issuers such as banks and broker-dealers. When interest rates drop, many home buyers choose to refinance their mortgages. These resulting prepayments of the initial mortgages may shorten the average weighted lives of mortgage-backed securities and may lower their returns. Prepayment rates cannot be predicted with any accuracy. Under certain interest rate and prepayment rate structures, it is possible that the Fund may fail to recoup the full amount of its investment in mortgage-backed securities, despite any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts received representing unscheduled prepayments of principal, it likely will receive a rate of interest that is lower than the rate on then-existing adjustable rate mortgage pass-through securities.

     Collateralized mortgage obligations ("CMOs") may be issued by, among others, U.S. government agencies and instrumentalities. CMOs are issued in classes, with the principal of, and interest on, the underlying mortgage assets allocated among the several classes. Each class is commonly referred to as a "tranche," and is issued at a specific or adjustable interest rate. Each tranche must be fully retired no later than its final distribution date. Generally, interest is paid or accrued monthly. CMOs typically are collateralized by GNMA, Fannie Mae or FHLMC certificates. They also may be collateralized by other mortgage assets, including whole loans or private mortgage pass-through securities. CMOs are paid from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon. Risks of investing in CMOs, in addition to the general risks of investing in the real estate industry, include failure of the counter party to meet its commitments, the effects of prepayment on mortgage cash flows and adverse interest rate changes. Investing in the lower tranches of CMOs presents risks similar to investments in equity securities. The yield of CMOs may be affected by adjustability of interest rates and the possibility that prepayments of principal may be made significantly earlier than the final distribution dates. These practices and risks are discussed under "Investment Objective and Policies" and "Risk Factors."

      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. Fund Management monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 331/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by Fund Management (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, market considerations warrant such action. Increased portfolio turnover would cause a Fund to incur greater brokerage costs than would otherwise be the case. The Fund anticipates a portfolio turnover rate between 60% and 75%. A portfolio turnover rate of 75% would occur if three-quarters of the Fund's portfolio securities were sold within one year. The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In the event that a Rule 144A Security held by the Fund is subsequently determined to be illiquid, the security will be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

     Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Delayed Delivery or When-Issued Purchases. Securities may at time be purchased or sold by the Fund with settlement taking place in the future. The Fund may invest, and hold, up to 10% of its net assets in when-issued securities. In the case of debt securities, the payment obligations and the interest rates that will be received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date. For more information concerning delayed delivery and when-issued purchases, see the Statement of Additional Information.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by Fund Management. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.


      High-Risk, High-Yield Debt Securities. Although Fund Management limits the Fund's debt security investments to securities it believes are not highly speculative, both credit and market risks are increased by ^ the Fund's investments in debt securities rated below the top four grades by S&P or Moody's (high-risk, high-yield securities commonly known as "junk bonds") and comparable unrated debt securities. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and may have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by S&P (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Because investment in medium and lower rated securities involves both greater credit risk and market risk, achievement of the Fund's investment objective may be more dependent on Fund Management's credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the Fund may be expected to fluctuate more than that of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has experienced a significant increase in the use of high yield corporate debt securities to Fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of the high yield bond market, particularly during periods of economic recession. Furthermore, expenses incurred to recover an investment by ^ the Fund in a defaulted security may adversely affect the Fund's net asset value. Finally, while Fund Management attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of, the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

      While Fund Management continuously monitors all of the debt securities held by the ^ Fund for the issuers' ability to make required principal and interest payments and other quality factors, ^ the Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase.


      For a detailed description of corporate bond ratings, refer to the Appendix to this Prospectus. More information on debt securities is contained in the Statement of Additional Information.

      Concentration. While the Fund diversifies its investments by investing, with respect to at least 75% of its total assets, not more than 5% of its total assets in the securities of any one issuer, its assets normally will be invested primarily in companies engaged in a single business sector. As a result of this investment policy, an investment in the Fund may be subject to greater fluctuations in value than generally would be the case if an investment were made in an investment company which did not concentrate its investments in a similar manner. For example, certain economic factors or specific events may exert a disproportionate impact upon the prices of equity securities of companies within a particular industry relative to their impact on the prices of securities of companies engaged in other industries. Additionally, changes in the market price of the equity securities of a particular company which occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, the net asset value of the Fund may be more susceptible to change than those of investment companies which spread their investments over many different business sectors.

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.


      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render ^ the Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT

      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. IFG is primarily responsible for providing the Fund with various administrative services and supervising the Fund's daily business affairs. These services are subject to review by the Company's board of directors.


      Pursuant to an agreement with IFG, IRAI serves as the sub-adviser of the Fund. Although the Company is not a party to the sub-advisory agreement, the agreement ^ has been approved by the Company's board of directors. The address of IRAI is One Lincoln Center, Suite 1200, 5400 LBJ Freeway, LB-2, Dallas, Texas. Subject to the supervision of IFG and review by the Company's board of directors, IRAI is primarily responsible for selecting and managing the investments of the Fund. INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares.


      The Fund's investments are selected by team of IRAI portfolio managers that is collectively responsible for the investment decisions relating to the Fund.


       IFG, IRAI and IDI are indirect wholly-owned ^ subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds, consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders. IRAI, established in 1983, is a registered investment adviser that currently manages $3.2 billion of assets (both securities and direct investments in real estate) for its clients. IRAI's clients include corporate plans and public pension funds, as well as endowment and foundation accounts. It presently serves as sub-adviser to two other mutual Fund portfolios, as well as other collective investment vehicles. As of December 31, 1997, the portfolio of direct investments in real estate managed by IRAI for its clients contained 124 properties totaling more than 35.5 million square feet of commercial real estate and 14,340 apartment units.

      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. The advisory fee is computed at the annual rates of 0.90% on the first $500 million of the Fund's average net assets; 0.75% on the next $500 million of the Fund's average net assets; and 0.65% on the Fund's average net assets in excess of $1 billion.

      Out of the advisory fee received from the Fund, IFG pays IRAI a monthly sub-advisory fee. No fee is paid by the Fund to its sub-adviser. The sub-advisory fees is computed at the annual rates of 0.30% on the first $500 million of the Fund's average net assets; 0.25% on the next $500 million of the Fund's average net assets; and 0.2167% on the Fund's average net assets in excess of $1 billion.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.

     The Company has also entered into a Distribution Agreement with IDI dated September 20, 1997 (the "Distribution Agreement"). Pursuant to the Distribution Agreement, IDI performs all services related to distribution and sale of the Fund's shares.


      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. ^ Certain Fund expenses will be absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than 1.10% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS


      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. ^ IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m. New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Fund can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Funds in performance reports, will be drawn from the "Real Estate Funds" variable insurance product grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to any of the Funds. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

      The  following  is  a  description   of  S&P's  and  Moody's  bond  rating
categories:

S&P's Corporate Bond Ratings

      AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                                      Prospectus
                                                                ^ July [_], 1998



                              INVESCO VARIABLE
                              INVESTMENT FUNDS, INC.

                              INVESCO VIF - Realty Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents filed by the Company with the Securities and Exchange Commission can be located on a web site maintained by the Commission at http://www.sec.gov.

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                    INVESCO VIF - Small Company Growth Portfolio

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Small Company Growth Portfolio (the "Small Company Growth Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance
Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The Small Company Growth Fund seeks  long-term capital  growth.  The Small
Company    Growth   Fund   invests    primarily   in   equity    securities   of
small-capitalization U.S. companies traded "over-the-counter."


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                            Page

SUMMARY......................................................................140

FINANCIAL HIGHLIGHTS.........................................................142

INVESTMENT OBJECTIVES AND POLICIES...........................................144

RISK FACTORS.................................................................145

INVESTMENT RESTRICTIONS......................................................150

MANAGEMENT...................................................................151

PURCHASES AND REDEMPTIONS....................................................154

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................155

PERFORMANCE INFORMATION......................................................155

ADDITIONAL INFORMATION.......................................................157

APPENDIX.....................................................................159

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.

      The Fund seeks long-term capital growth. This investment objective is fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.

      The Fund seeks to attain its investment objective by investing primarily in small-capitalization equity securities of U.S. companies traded over-the-counter. There is no guarantee that the Fund will achieve its investment objective. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."

      Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The Fund may invest up to 5% of its total assets in lower-rated debt securities that present a greater risk of default and have prices that fluctuate more than those of higher-rated securities. Many securities purchased by the Small Company Growth Fund will not be listed on exchanges, may trade less frequently and in smaller volume than exchange-listed securities and may have greater price volatility and less liquidity than exchange-listed securities. The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

      INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with portfolio management, various administrative services and supervising the Fund's daily business affairs. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG is provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.

                                                                  Period
                                                                   Ended
                                                             December 31
                                                          --------------
                                                                   1997+


                                          Small Company Growth Portfolio


PER SHARE DATA
Net Asset Value - Beginning of Period                             $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.02
Net Loss on Securities (Both Realized
   and Unrealized)                                                (0.11)
Total from Investment Operations                                  (0.09)
                                                          --------------
Net Asset Value - End of Period                                    $9.91
                                                          ==============

TOTAL RETURN>>                                                  (0.90)%*

RATIOS
Net Assets - End of Period ($000 Omitted)                           $247
Ratio of Expenses to Average Net Assets                          0.61%@~
Ratio of Net Investment Income to
   Average Net Assets                                             0.52%~
Portfolio Turnover Rate                                             25%*
Average Commission Rate Paid^^                                  $0.1066*

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG from August 25, 1997, commencement of investment operations, through December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 35.99% and ratio of net investment income to average net assets would have been (34.86%).

>> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESTMENT OBJECTIVES AND POLICIES

      The Fund seeks capital appreciation. This investment objective is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When IFG believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.

      The Fund seeks to achieve its objective through the investment of 65% or more of its total assets in equity securities of companies with market capitalizations of $1 billion or less at the time of purchase ("small-cap companies"). The balance of the Fund's assets may be invested in the equity securities of companies with market capitalizations in excess of $1 billion, debt securities and short-term investments. With respect to small-cap companies, IFG primarily looks for companies in the developing stages of their life cycle, which are believed to be currently undervalued in the marketplace, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

      The majority of the Fund's holdings consist of common stocks traded over-the-counter. The Fund also has the flexibility to invest in other U.S. and foreign securities.


      The Fund's investments in debt securities include U.S. government and corporate debt securities. Investments in U.S. government securities may consist of securities issued or guaranteed by the U.S. government and any agency or instrumentality of the U.S. government. In some cases, these securities are direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds. In other cases, these securities are obligations guaranteed by the U.S. government, consisting of Ginnie Mae obligations, or obligations of U.S. government authorities, agencies or instrumentalities, consisting of Fannie Mae (formerly, the Federal National Mortgage Association), Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank, which are supported only by the assets of the issuer. The Fund may invest in both investment grade and lower-rated corporate debt securities. However, the Fund will not invest more than 5% of its total assets (measured at the time of purchase) in corporate debt securities that are rated below BBB by ^ Standard & Poor's, a division of The McGraw-Hill Companies ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are judged by IFG to be equivalent in quality to debt securities having such ratings. In no event will the Fund invest in a debt security rated below CCC by S&P or Caa by Moody's. The risks of investing in below-investment grade debt securities are discussed below under "Risk Factors."

For a description of each corporate bond rating category, please refer to the Appendix to this Prospectus.

      The short-term investments of the Fund may consist of U.S. government and agency securities, domestic bank certificates of deposit and bankers' acceptances, and commercial paper rated A-1 by S&P or P-1 by Moody's, as well as repurchase agreements with banks and registered broker-dealers and registered government securities dealers with respect to the foregoing securities. The Fund's assets invested in U.S. government securities and short-term investments will be used to meet current cash requirements, such as to satisfy requests to redeem shares of the Fund and to preserve investment flexibility.

      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to one or more of the Funds. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. In addition, no more than 25% of the Fund's total assets will be invested in any one industry. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund. See "Risk Factors --Concentration."


      Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. IFG monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by IFG (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

     To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of IFG, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rates for the Fund are set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to IFG the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For

U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns on foreign securities for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by IFG. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

      High-Risk, High-Yield Securities. Although IFG limits the Fund's debt security investments to securities it believes are not highly speculative, both credit and market risks are increased by the Fund's investments in debt securities rated below the top four grades by S&P or Moody's (high-risk, high-yield securities commonly known as "junk bonds") and comparable unrated debt securities. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and may have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by S&P (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      While IFG continuously monitors all of the debt securities held by the Fund for the issuers' ability to make required principal and interest payments and other quality factors, the Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase. More information on debt securities is contained in the Statement of Additional Information.

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company or in any one industry. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT

      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. IFG is primarily responsible for providing the Fund with investment management, various administrative services and supervising the Fund's daily business affairs. IFG is responsible for selecting and managing the investments of the Fund. These services are subject to review by the Company's board of directors.

      Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      Prior to February 3, 1998, INVESCO Trust Company ("INVESCO Trust") provided sub-advisory services to the Fund. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund; IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Fund, the cost of those services to the Fund or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust.

      The Fund is managed by three members of INVESCO's Growth Team, which is headed by Timothy J. Miller. The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:


     Timothy J. Miller, a Chartered Financial Analyst, has been a co-portfolio manager of the Fund since February 1997. Mr. Miller is also the lead portfolio manager of INVESCO Dynamics Fund and INVESCO VIF - Dynamics Fund and co-manages INVESCO Small Company Growth Fund, INVESCO Growth Fund and INVESCO VIF - Growth Fund. Mr. Miller is also a senior vice president of ^ IFG. Mr. Miller was previously an analyst and portfolio manager with Mississippi Valley Advisors from 1979 to 1992. Mr. Miller received an M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University.


     Trent E. May, a Chartered Financial Analyst, has been a co-portfolio manager of the Fund since February 1997. Mr. May is also the lead portfolio manager of INVESCO Growth Fund and INVESCO VIF -Growth Fund and co-manages

INVESCO VIF - Small Company Growth Fund. Mr. May is also a vice president of ^ IFG. Mr. May began his investment career in 1991 and was most recently senior equity fund manager/equity analyst with Munder Capital Management in Detroit. Mr. May received an M.B.A. from Rollins College and a B.S. in Engineering from the Florida Institute of Technology.


     Stacie Cowell, a Certified Financial Analyst, has been a co-portfolio manager of the Fund since February 1997. Ms. Cowell also co-manages INVESCO Small Company Growth Fund. Ms. Cowell was previously a senior equity analyst with Founders Asset Management and capital markets and trading analyst with Chase Manhattan Bank in New York. Ms. Cowell received a B.A. in Economics from Colgate University.

      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. For the Fund, the advisory fee is computed at the following annual rates: 0.75% on the first $350 million of the Fund's average net assets; 0.65% on the next $350 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $700 million. For the fiscal period ended December 31, 1997, the investment advisory fee paid by the Fund was 0.75% of the Fund's average net assets.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.


      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal period ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 1.00% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than 1.00% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. If such a voluntary expense limit were not in effect, the total operating expenses, as a percentage of the Fund's average net assets, of the Fund for the fiscal period ended December 31, 1997, would have been 35.99%.

      IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires IFG's personnel to conduct their personal investment activities in a manner that IFG believes is not detrimental to the Fund or IFG's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS


      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Funds.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based, among other things, on the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Funds can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal period ended December 31, 1997, was -0.90%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Small Company Growth Funds" grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

      The following is a description of S&P and Moody's bond rating categories:

S&P Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                                      Prospectus
                                                                ^ July [_], 1998



                        INVESCO VARIABLE
                        INVESTMENT FUNDS, INC.

                        INVESCO VIF - Small Company Growth Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents
filed by the Company with
the Securities and Exchange
Commission  can  be  located
on a web  site  maintained
by the  Commission  at
http://www.sec.gov.

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                         INVESCO VIF - Technology Portfolio

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Technology Portfolio (the "Technology Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The Technology Fund seeks capital appreciation. The Fund normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                            Page

SUMMARY......................................................................164

FINANCIAL HIGHLIGHTS.........................................................166

INVESTMENT OBJECTIVES AND POLICIES...........................................168

RISK FACTORS.................................................................169

INVESTMENT RESTRICTIONS......................................................174

MANAGEMENT...................................................................174

PURCHASES AND REDEMPTIONS....................................................177

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................178

PERFORMANCE INFORMATION......................................................178

ADDITIONAL INFORMATION.......................................................180

APPENDIX.....................................................................182

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.

      The Fund seeks capital appreciation. This investment objective is fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.


      The Fund seeks to attain its investment objective by investing at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics. There is no guarantee that the Fund will achieve ^ its investment objective. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."


      Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The Fund will be concentrated in a specific business sector. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

      INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with portfolio management, various administrative services and supervising the Fund's daily business affairs. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG and ICM are provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.

                                                                  Period
                                                                   Ended
                                                             December 31
                                                           -------------
                                                                   1997+


                                                    Technology Portfolio


PER SHARE DATA
Net Asset Value - Beginning of Period                             $10.00
                                                           -------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.05
Net Gains on Securities (Both Realized
   and Unrealized)                                                  1.44
                                                           -------------
Total from Investment Operations                                    1.49
                                                           -------------

Net Asset Value - End of Period                                   $11.49

                                                           =============

TOTAL RETURN>                                                    14.80%*

RATIOS

Net Assets - End of Period ($000 Omitted)                           $414
Ratio of Expenses to Average Net Assets                          0.48%@~

Ratio of Net Investment Income to Average
   Net Assets                                                     0.95%~
Portfolio Turnover Rate                                            102%*
Average Commission Rate Paid^^                                  $0.1503*

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG from May 21, 1997, commencement of investment operations, through December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 19.25% and ratio of net investment income to average net assets would have been (17.82%).

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

* These amounts are based on operations for the period shown and, accordingly, are not representative of a full year.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESTMENT OBJECTIVES AND POLICIES

      The Fund seeks capital appreciation. This investment objective, as described below, is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When IFG believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.

      The Fund uses an aggressive investment strategy in attempting to attain this investment objective. Holdings are focused on equity securities whose price appreciation is expected to outpace that of the overall technology business sector. These stocks may not pay regular dividends. The Fund normally invests at least 80% of its total assets in the equity securities (common and preferred stocks, and convertible bonds) of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.

      The technology business sector consists of numerous industries. In deciding whether a company is principally engaged in the technology business sector, IFG must determine that the company derives more than 50% of its gross income or net sales from activities in that sector; or that the company dedicates more than 50% of its assets to the production of revenues from that sector. If, based on available financial information, a question exists whether a company meets one of these standards, IFG determines whether the company's primary business is within that sector.


      The remainder of the Fund's assets may be invested in any securities or other instruments deemed appropriate by ^ IFG, consistent with the Fund's investment policies and restrictions. These investments include debt securities issued by companies principally engaged in the technology business sector, debt or equity securities issued by companies outside that business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by Standard & Poor's, a division of The McGraw-Hill Companies ("S&P") or P-2 by Moody's Investors Service, Inc.^ ("Moody's")) and repurchase agreements^, and cash.


      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. This percentage limitation applies immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund. The credit risk exposure of the Fund may be increased by its policy of concentrating investments in specific business sectors. See "Risk Factors -- Concentration."


      Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


     Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. IFG monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 331/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by IFG (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of IFG, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rate for the Fund is set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to IFG the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns on foreign securities for a U.S. investor or foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by IFG. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

      While IFG continuously monitors all of the debt securities held by the Funds for the issuers' ability to make required principal and interest payments and other quality factors, the Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase. More information on debt securities is contained in the Statement of Additional Information.

      Concentration. While the Fund diversifies its investments by investing, with respect to at least 75% of its total assets, not more than 5% of its total assets in the securities of any one issuer, its assets normally will be invested primarily in companies engaged in a single business sector. As a result of this investment policy, an investment in this Fund may be subject to greater fluctuations in value than generally would be the case if an investment were made in an investment company which did not concentrate its investments in a similar manner. For example, certain economic factors or specific events may exert a disproportionate impact upon the prices of equity securities of companies within a particular industry relative to their impact on the prices of securities of companies engaged in other industries. Additionally, changes in the market price of the equity securities of a particular company which occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, the net asset value of the Fund may be more susceptible to change than those of investment companies which spread their investments over many different business sectors.

      The Fund may not invest more than 25% of its total assets in a single industry (e.g., computer software) within the technology business sector.

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT


      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the ^ Fund's investment adviser. IFG is primarily responsible for providing the ^ Fund with investment management, various administrative services and supervising the Fund's daily business affairs. IFG is responsible for selecting and managing the investments of the Fund. These services are subject to review by the Company's board of directors.

     Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating ^ to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as a distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      Prior to February 3, 1998, INVESCO Trust Company ("INVESCO Trust") provided sub-advisory services to the Fund. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund; IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Fund, the cost of those services to the Fund or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust.

     The Fund is managed by members of INVESCO's Sector Team, which is headed by Daniel B. Leonard. The following individuals are primarily responsible for the day-to-day management of the Fund's holdings:


     Daniel B. Leonard has been a co-portfolio manager of the Fund since 1996 (portfolio manager from 1993 to 1996). Mr. Leonard also manages INVESCO Strategic Gold Portfolio and co-manages INVESCO Strategic Technology Portfolio and INVESCO Strategic Financial Services Portfolio. Mr. Leonard is a senior vice president of ^ IFG. Mr. Leonard was previously a portfolio manager (1977-1983; 1985-1991) and senior vice president (1975-1983; 1985-1991) of INVESCO Funds Group, Inc. and a vice president (1977-1983) of INVESCO Trust Company. Mr. Leonard received a B.A. from Washington & Lee University.

     Gerard F. Hallaren, Jr., a Chartered Financial Analyst, has been a co-portfolio manager of the Fund since 1996. Mr. Hallaren also manages INVESCO Strategic Environmental Services Portfolio and co-manages INVESCO Strategic Technology Portfolio. Mr. Hallaren is also a vice president of ^ IFG. Mr. Hallaren was previously a research analyst for INVESCO Trust Company (1994 to 1995), a vice president and research analyst with Hanifen Imhoff (1992 to 1994), a retail broker with Merrill Lynch (1991), director of business planning with MiniScribe Corporation (1989 to 1990), and a research analyst with various firms beginning in 1978. Mr. Hallaren received a B.A. in Economics from the University of Massachusetts-Amherst.


      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. The advisory fee is computed at the following annual rates: 0.75% on the first $350 million of the Fund's average net assets; 0.65% on the next $350 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $700 million. For the fiscal period ended December 31, 1997, the investment advisory fee paid by the Fund was 0.75% of the Fund's average net assets.

     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.


      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal period ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 1.00% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than 1.00% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. If such a voluntary expense limit were not in effect, the total operating expenses, as a percentage of the Fund's average net assets for the fiscal period ended December 31, 1997, would have been 19.25%.

      IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires IFG's personnel to conduct their personal investment activities in a manner that IFG believes is not detrimental to the Fund or IFG's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS


      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for each Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

     Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Funds can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal period ended December 31, 1997, was 14.80%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Science and Technology Funds" grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

      The  following  is  a  description   of  S&P's  and  Moody's  bond  rating
categories:

S&P's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                                      Prospectus
                                                                ^ July [_], 1998



                        INVESCO VARIABLE
                        INVESTMENT FUNDS, INC.

                        INVESCO VIF - Technology Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents
filed by the Company
with the Securities and Exchange
Commission  can  be  located
on a web  site  maintained
by the  Commission  at
http://www.sec.gov.

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                        INVESCO VIF - Total Return Portfolio

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Total Return Portfolio (the "Total Return Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The Total Return Fund seeks a high total return on investment through capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                            Page

SUMMARY......................................................................187

FINANCIAL HIGHLIGHTS.........................................................189

INVESTMENT OBJECTIVES AND POLICIES...........................................191

RISK FACTORS.................................................................192

INVESTMENT RESTRICTIONS......................................................197

MANAGEMENT...................................................................197

PURCHASES AND REDEMPTIONS....................................................200

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................201

PERFORMANCE INFORMATION......................................................202

ADDITIONAL INFORMATION.......................................................203

APPENDIX.....................................................................205

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Funds, or change existing allocations among investment alternatives, including the Fund.


      The Fund seeks a high total return on investment through capital appreciation and current income. This investment objective is fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.


      The Fund seeks to attain its investment objective by investing in a combination of equity securities and fixed income securities; ordinarily, its investment portfolio will be comprised of at least 30% equity securities and at least 30% debt securities, with the remaining 40% allocated according to business, economic and market conditions. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."

      Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

      INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with various administrative services and supervising the Fund's daily business affairs. Portfolio management is provided to the Fund by its sub-adviser (referred to collectively with IFG as "Fund Management"). INVESCO Capital Management, Inc. ("ICM") serves as sub-adviser to the Fund. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG and ICM are provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.



                                                                                                      Period
                                                                                                       Ended
                                                                       Year Ended December 31    December 31
                                                   ------------------------------------------    -----------
                                                           1997           1996           1995          1994^


                                                          Total Return Portfolio

PER SHARE DATA
Net Asset Value - Beginning of Period                    $13.21         $12.14         $10.09         $10.00
                                                   ------------------------------------------    -----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.36           0.36           0.25           0.09
Net Gains on Securities
   (Both Realized and Unrealized)                          2.66           1.12           2.05           0.09
                                                   ------------------------------------------    -----------
Total from Investment Operations                           3.02           1.48           2.30           0.18
                                                   ------------------------------------------    -----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.34           0.36           0.24           0.09
In Excess of Net Investment Income                         0.00           0.05           0.00           0.00
Distributions from Capital Gains                           0.08           0.00           0.01           0.00
                                                   ------------------------------------------    -----------
Total Distributions                                        0.42           0.41           0.25           0.09
                                                   ------------------------------------------    -----------

Net Asset Value - End of Period                        ^ $15.81         $13.21         $12.14         $10.09

                                                   ==========================================    ===========

TOTAL RETURN>                                            22.91%         12.18%         22.79%         1.75%*




RATIOS
Net Assets - End of Period
   ($000 Omitted)                                        23,268         13,513          6,553          1,055
Ratio of Expenses to Average Net Assets#                 0.92%@         0.94%@         1.01%@         0.86%~
Ratio of Net Investment Income

   to Average Net Assets#                                 3.07%          3.44%          3.91%         3.86%~
Portfolio Turnover Rate                                     27%            12%             5%            0%*
Average Commission Rate Paid^^                        ^ $0.0540      ^ $0.0890              -              -


^ From June 2, 1994,  commencement  of  investment  operations,  to December 31,
1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown. * Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Portfolio were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.10%, 1.30%, 2.51% and 16.44%, respectively, and ratio of net investment income to average net assets would have been 2.89%, 3.08%, 2.41% and (11.72%), respectively.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995, and thereafter.

INVESTMENT OBJECTIVES AND POLICIES


      The Fund seeks a high total return on investment through capital appreciation and current income. This investment objective, as described below, is fundamental and may be changed only by vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When Fund Management believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.


      The Fund seeks to accomplish its objective by investing in a combination of equity securities and fixed income securities. Although there is no limitation on the maturity of the Total Return Fund's investments in fixed income securities, the dollar-weighted average maturity of such investments normally will be from 3 to 15 years.

      The equity securities to be acquired by the Fund consist of common stocks and, to a lesser extent, securities convertible into common stocks. Such securities generally will be issued by companies that are listed on a national securities exchange (such as the New York Stock Exchange) and that usually pay regular dividends. However, the Fund also may invest in securities traded on regional stock exchanges or in the over-the-counter market. The Company has not established any minimum investment standards (such as an issuer's asset level, earnings history, type of industry, dividend payment history, etc.) with respect to the Fund's investments in common stocks. Because smaller companies may be subject to more significant losses, as well as have the potential for more substantial growth, than larger, more established companies, the Fund's investments may consist in part of securities that may be deemed to be speculative.

      The income securities to be acquired by the Fund will include obligations of the U.S. government and government agencies. These U.S. government obligations consist of direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds, obligations guaranteed by the U.S. government, such as Ginnie Mae obligations, and obligations of U.S. government authorities, agencies and instrumentalities, which are supported only by the assets of the issuer, such as Fannie Mae (formerly, the Federal National Mortgage Association), Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. The Fund will invest in securities of such instrumentalities only when Fund Management is satisfied that the credit risk with respect to any such instrumentality is minimal.

      The Fund also may invest in corporate debt obligations that are rated in one of the four highest ratings of corporate obligations by ^ Standard & Poor's, a division of The McGraw-Hill Companies ("S&P") (AAA, AA, A and BBB) or by ^ Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A and Baa), or, if not rated, that in Fund Management's opinion have investment characteristics similar to those described in such ratings. See the Appendix to this Prospectus for a specific description of each corporate bond rating category.


      Typically, at least 30% of the Fund's investment portfolio will be comprised of equities and at least 30% fixed and variable income securities. The remaining 40% of the portfolio will vary in asset allocation according to Fund Management's assessment of business, economic, and market conditions. The analytical process associated with making allocation decisions is based upon a combination of demonstrated historic financial results, current prices for stocks, and the current yield to maturity available in the market for bonds. The return available from one category relative to the other determines the actual asset deployment. Fund Management's asset allocation process is systematic and is based on current information rather than forecasted change. The Fund seeks reasonably consistent returns over a variety of market cycles.

      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. In addition, no more than 25% of the Fund's total assets will be invested in any one industry. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund.


      Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The lending Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. Fund Management monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 331/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by Fund Management (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rate for the Fund is set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns on foreign securities for a U.S. investor or foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by Fund Management. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

      While Fund Management continuously monitors all of the debt securities held by the Funds for the issuers' ability to make required principal and interest payments and other quality factors, the Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase. More information on debt securities is contained in the Statement of Additional Information.

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company or in any one industry. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of each Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT


      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the ^ Fund's investment adviser. IFG is primarily responsible for providing the Fund with various administrative services and supervising the ^ Fund's daily business affairs. These services are subject to review by the Company's board of directors.


      Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      Pursuant to an agreement with IFG, ICM serves as the sub-adviser of the Fund. Although the Company is not a party to the agreement, the agreement has been approved by the Company's board of directors. In addition, the agreement has been approved by the shareholders of the Fund. The address of ICM is 1315 Peachtree Street, N.E., Atlanta, Georgia. Subject to the supervision of IFG and review by the Company's board of directors, ICM is primarily responsible for selecting and managing the investments of the Fund.

      IFG, IDI and ICM are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds, consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders. ICM currently manages in excess of $48 billion of assets on behalf of tax-exempt accounts (such as pension and profit-sharing funds for corporations and state and local governments) and investment companies.

      The following persons serve as portfolio managers of the Fund:


      Edward C. Mitchell, Jr. - Portfolio manager of the Fund since 1993; portfolio manager of INVESCO Value Trust Total Return Fund since 1987 and of the ^ A I M Advisor Funds Flex Fund since 1988; chairman (1997-present), president (1992 to present), vice president (1979 to 1991) and director (1979 to present) of ICM; began investment career in 1969; B.A., University of Virginia; M.B.A., University of Colorado; Chartered Financial Analyst; Chartered Investment Counselor; past president, Atlanta Society of Financial Analysts.

      David S. Griffin - Co-portfolio manager of the Fund since 1993; co-portfolio manager of the INVESCO Value Trust Total Return Fund and of the ^ A I M Advisor Funds Flex Fund since 1993; portfolio manager of ICM since 1991; mutual fund sales representative with INVESCO Services, Inc. (1986 to 1991); began investment career in 1982; B.A., Ohio Wesleyan University; M.B.A., William and Mary; Chartered Financial Analyst.


      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. The advisory fee is computed at the annual rates: 0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $1 billion. For the fiscal year ended December 31, 1997, the investment advisory fee paid by the Fund was 0.75% of the Fund's average net assets.

      Out of the advisory fee received from each Fund, IFG pays the Fund's sub-adviser a monthly subadvisory fee. No fee is paid by the Fund to its sub-adviser. The sub-advisory fee for the Total Return Fund is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets; 0.325% on the next $500 million of the Fund's average net assets; and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.


      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal year ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 0.92% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than 0.90% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. If such a voluntary expense limit were not in effect, the total operating expenses, as a percentage of the Fund's average net assets for the fiscal year ended December 31, 1997, would have been 1.10%.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS


      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based, among other things, on the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Funds can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal year ended December 31, 1997, was 22.91%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Flexible Portfolio Funds" grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

      The  following  is  a  description   of  S&P's  and  Moody's  bond  rating
categories:

S&P's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                                      Prospectus
                                                                ^ July [_], 1998



                        INVESCO VARIABLE
                        INVESTMENT FUNDS, INC.

                        INVESCO VIF - Total Return Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents
filed by the Company with
the Securities and Exchange
Commission  can  be  located
on a web  site  maintained
by the  Commission  at
http://www.sec.gov.

Prospectus
^ July [_], 1998


                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                         INVESCO VIF - Utilities Portfolio

      INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios (the "Funds"), including the INVESCO VIF - Utilities Portfolio (the "Utilities Fund" or "Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. If other Funds are available under a Participating Insurance Company's contracts, a prospectus describing them will be available from the Participating Insurance Company.

      The Utilities Fund seeks capital appreciation and income. The assets of the Fund are invested primarily in equity securities of companies principally engaged in business as public utilities.


      This Prospectus sets forth concisely the information about the Fund that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to the Fund. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated ^ July [_], 1998, is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 TABLE OF CONTENTS
                                                                            Page

SUMMARY......................................................................210

FINANCIAL HIGHLIGHTS.........................................................212

INVESTMENT OBJECTIVES AND POLICIES...........................................214

RISK FACTORS.................................................................215

INVESTMENT RESTRICTIONS......................................................220

MANAGEMENT...................................................................220

PURCHASES AND REDEMPTIONS....................................................222

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................223

PERFORMANCE INFORMATION......................................................224

ADDITIONAL INFORMATION.......................................................225

APPENDIX.....................................................................228

SUMMARY

      The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ten diversified investment portfolios ("Funds"), the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Realty Portfolio, the INVESCO VIF
- Small Company Growth Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Total Return Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

      The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund.

      The Fund seeks capital appreciation and income. These investment objectives are fundamental and may be changed only by a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objectives. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information.

      The Fund seeks to attain its investment objectives by investing primarily in securities of companies principally engaged in business as public utilities, which may be either established, well-capitalized companies or newly formed, small capitalization companies. There is no guarantee that the Fund will achieve its investment objective. A discussion of the Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."

      Various types of risks are involved with the Fund. The Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The Fund will be concentrated in a specific business sector. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. The Fund is subject to risks related to the uncertainties to which the gas and electric public utilities industries are subject, including difficulties in obtaining adequate financing, government regulation of investment return, environmental issues, prices of fuel for electric generation, availability of natural gas, and risks associated with nuclear power facilities. The Fund may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

      INVESCO Funds Group, Inc. ("IFG"), the Fund's investment adviser, is primarily responsible for providing the Fund with portfolio management, various administrative services and supervising the Fund's daily business affairs. The Fund pays IFG an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about IFG are provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1997 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company.


                                                                                                      Period
                                                                                                       Ended
                                                                       Year Ended December 31    December 31
                                                   ------------------------------------------    -----------
                                                           1997           1996           1995          1994+


                                                          Utilities Portfolio

PER SHARE DATA
Net Asset Value - Beginning of Period                    $11.95         $10.84         $10.00         $10.00
                                                   ------------------------------------------    -----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.31           0.13           0.07           0.00
Net Gains on Securities
   (Both Realized and Unrealized)                          2.48           1.26           0.84           0.00
                                                   ------------------------------------------    -----------
Total from Investment Operations                           2.79           1.39           0.91           0.00
                                                   ------------------------------------------    -----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.29           0.13           0.07           0.00
In Excess of Net Investment Income                         0.00           0.01           0.00           0.00
Distributions from Capital Gains                           0.05           0.14           0.00           0.00
                                                   ------------------------------------------    -----------
Total Distributions                                        0.34           0.28           0.07           0.00
                                                   ------------------------------------------    -----------

Net Asset Value - End of Period                        ^ $14.40         $11.95         $10.84         $10.00

                                                   ==========================================    ===========






TOTAL RETURN>                                            23.41%         12.76%          9.08%          0.00%

RATIOS
Net Assets - End of Period

   ($000 Omitted)                                      ^ $4,588         $2,660           $290            $25
Ratio of Expenses to Average Net Assets#                 0.99%@         1.16%@         1.80%@          0.00%
Ratio of Net Investment Income to
   Average Net Assets#                                    2.92%          2.92%          2.47%          0.00%
Portfolio Turnover Rate                                     33%            48%            24%             0%
Average Commission Rate Paid^^                        ^ $0.1564        $0.1055              -              -


+ All of the expenses for the Portfolio were voluntarily absorbed by IFG for the period ended December 31, 1994, since investment operations did not commence during 1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown.

# Various expenses of the Portfolio were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996, and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.07%, 5.36% and 57.13%, respectively, and ratio of net investment income to average net assets would have been 1.84%, (1.28%) and (52.86%), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESTMENT OBJECTIVES AND POLICIES


      The Fund seeks capital appreciation and income. ^ These investment ^ objectives, as described below, ^ are fundamental and may be changed only by vote of a majority of the outstanding shares of that Fund. There is no assurance that the Fund will achieve its investment ^ objectives. Any investment policy of the Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When IFG believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.


      The assets of the Fund are invested primarily in securities of companies principally engaged in business as public utilities, which may be either established, well-capitalized companies or newly-formed, small capitalization companies. The public utilities business includes the following industries: companies which manufacture, produce, generate, transmit, or sell gas or electric energy; and companies engaged in various aspects of communications, such as telephone, telegraph, satellite, microwave, and the provision of other communication facilities, excluding broadcasting, for public use and benefit. Uncertainties to which the gas and electric public utilities industries are subject include difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for electric generation, availability of natural gas, and risks associated with nuclear power facilities.

      Under normal conditions, the Fund will invest at least 80% of its total assets in the equity securities (common stocks and securities convertible into common stocks, including convertible debt obligations and convertible preferred stock) of companies that are principally engaged in business as public utilities, and that are traded on regional or national stock exchanges or in the over-the-counter market. A particular company is deemed to be principally engaged in the public utilities business if, in the determination of IFG, more than 50% of its gross income or net sales is derived from activities in that business or more than 50% of its assets are dedicated to the production of revenues from that business. In circumstances where, based on available financial information, a question exists whether a company meets one of these standards, the Fund may invest in equity securities of the company only if IFG determines, after review of information describing the company and its business activities, that the company's primary business is within the public utilities business.

      The balance of the Fund's assets may be held as cash or invested in debt securities issued by companies principally engaged in the public utilities business, debt or equity securities issued by companies outside the public utilities sector, or in short-term debt obligations maturing no later than one year from the date of purchase, which are determined by IFG to be of high grade, including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated A-2 or higher by S&P or P-2 or higher by Moody's, and repurchase agreements with banks and securities dealers. The equity securities purchased may be issued by either established, well-capitalized companies or newly-formed, small cap companies, and may be traded on national or regional stock exchanges or in the over-the-counter market.

      Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

      Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

      Credit and Market Risks. All securities, including those purchased by the Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

      To limit exposure to credit risks, the Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of the Fund's total assets, no more than 5% of the Fund's total assets will be invested in the securities of any one issuer. This percentage limitation applies immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from the Fund. The credit risk exposure of the Fund may be increased by its policy of concentrating investments in specific business sectors. See "Risk Factors -- Concentration."

     Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


      Portfolio Lending. The Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. IFG monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by IFG (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of IFG, market considerations warrant such action. Therefore, the portfolio turnover rate of the Fund may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rate for the Fund is set forth under "Financial Highlights." The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

      Illiquid and Rule 144A Securities. The Fund is authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to IFG the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Foreign Securities. The Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns on foreign securities for a U.S. investor or foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other risks of international investing to consider include:

      -less publicly available information than is generally available about U.S. issuers;

      -differences in accounting, auditing and financial reporting standards;

      -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by IFG. The Fund will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

      Concentration. While the Fund diversifies its investments by investing, with respect to at least 75% of its total assets, not more than 5% of its total assets in the securities of any one issuer, its assets normally will be invested primarily in companies engaged in a single business sector. As a result of this investment policy, an investment in the Fund may be subject to greater fluctuations in value than generally would be the case if an investment were made in an investment company which did not concentrate its investments in a similar manner. For example, certain economic factors or specific events may exert a disproportionate impact upon the prices of equity securities of companies within a particular industry relative to their impact on the prices of securities of companies engaged in other industries. Additionally, changes in the market price of the equity securities of a particular company which occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, the net asset value of the Fund may be more susceptible to change than those of investment companies which spread their investments over many different business sectors.

      Futures and Options. A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a particular price on a particular date. The Fund will use futures contracts only to hedge against price changes in the value of its current or intended investments in securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general decrease in prices, the adverse effects of such changes may be offset, at least in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general increase in prices, may be offset, at least in part, by gains on futures contracts purchased by the Fund. Brokerage fees are paid to trade futures contracts, and the Fund is required to maintain margin deposits.

      Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. The purchaser of an option purchases the right to effect a transaction in the underlying future or security at a specified price (the "strike price") before a specified date (the "expiration date"). In exchange for the right, the purchaser pays a "premium" to the seller, which represents the price of the right to buy or to sell the underlying instrument. In exchange for the premium, the seller of the option becomes obligated to effect a transaction in the underlying future or security, at the strike price, at any time prior to the expiration date, should the buyer choose to exercise the option. A call option contract grants the purchaser the right to buy the underlying future or security, at the strike price, before the expiration date. A put option contract grants the purchaser the right to sell the underlying future or security, at the strike price, before the expiration date. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract or security changes sufficiently, the option may expire without value to the Fund.

      Although the Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other nonspeculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information and Appendix A therein.

      The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio.

INVESTMENT RESTRICTIONS

      The Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company. A list of the Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of the Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT


      Pursuant to an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado, serves as the ^ Fund's investment adviser. IFG is primarily responsible for providing the ^ Fund with investment management, various administrative services and supervising the Fund's daily business affairs. IFG is responsible for selecting and managing the investments of the Fund. These services are subject to review by the Company's board of directors.


     Under a Distribution Agreement effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") provides services relating to the distribution and sales of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $192.2 billion in assets under management. IFG was established in 1932 and, as of December 31, 1997, managed 14 mutual funds consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      Prior to February 3, 1998, INVESCO Trust Company ("INVESCO Trust") provided sub-advisory services to the Fund. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund; IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Fund, the cost of those services to the Fund or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust.

     The Fund is managed by members of INVESCO's Sector Team, which is headed by Daniel B. Leonard. The following individual is primarily responsible for the day-to-day management of the Fund's holdings:

     Brian B. Hayward, a Chartered Financial Analyst, has been the portfolio manager of the Fund since July 1997. Mr. Hayward also manages INVESCO Strategic Utilities Portfolio and INVESCO Worldwide Communications Fund. Mr. Hayward began his investment career in 1985 and was most recently the senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. Mr. Hayward received an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

      The Fund pays IFG a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. The advisory fee is computed at the following annual rates: 0.60% on the first $500 million of the Fund's average net assets; 0.55% on the next $500 million of the Fund's average net assets and 0.45% on the Fund's average net assets in excess of $1 billion. For the fiscal year ended December 31, 1997, the investment advisory fee paid by the Fund was 0.60% of the Fund's average net assets.


     The Company also has entered into an Administrative Services Agreement with IFG dated ^ July [_], 1998 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, IFG ^ or such other companies, including affiliates of IFG, that may have been selected by IFG and approved by the Company's Board of Directors, perform certain administrative, recordkeeping and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports ^, providing certain sub-accounting and recordkeeping services for shareholder accounts^, preparation of prospectuses, proxy statements, annual reports and similar documents for existing contract owners, facilitation of purchases and redemptions requested by contract owners and other contract owner services and communications. Effective

July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund (the "Base Fee"), plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998 (the "Incremental Fees"). IFG may pay all or a portion of the Base Fee and the Incremental Fees to other companies that assist in providing the services. IFG also is paid a fee by the Company for providing transfer agent services. See ^ "Additional Information.^"

      The management and custodial services provided to the Fund by Fund Management and the Fund's custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.


      The Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Fund (prior to expense offset arrangements) for the fiscal year ended December 31, 1997, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 0.99%. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Company to limit the Fund's annual expenses to no more than 0.90% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. If such a voluntary expense limit were not in effect, the total operating expenses, as a percentage of the Fund's average net assets for the fiscal year ended December 31, 1997, would have been 2.07%.

      IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires IFG's personnel to conduct their personal investment activities in a manner that IFG believes is not detrimental to the Fund or IFG's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS

      Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund, or change existing allocations among investment alternatives, including the Fund. Shares of the Fund are sold on a continuous basis to separate accounts of Participating Insurance Companies by IDI, as the Fund's Distributor. No sales charge is imposed upon the sale of shares of the Fund. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. IDI may from time to time make payments from its revenues to Participating Insurance Companies, broker-dealers and other financial institutions that provide administrative services for the Fund.


      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of the Fund based, among other things, on the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the Fund by the Company's transfer agent (IFG) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for the Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of substantially all net investment income to the separate accounts of the Participating Insurance Companies which hold its shares allows the Fund to maintain its tax status as a regulated investment company.

      As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

      The Fund intends to comply with the  diversification  requirements of Code
Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors. Dividends are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-dividend date.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund, unless cash distributions are requested on behalf of a separate account, at the net asset value on the ex-distribution date.

PERFORMANCE INFORMATION

      From time to time, the Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. The Fund's total return and yield include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Funds can be purchased only through a variable annuity or variable life insurance contract, the Fund's total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for the Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The total return performance for the Fund for the fiscal year ended December 31, 1997, was 23.41%.

      The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

      In conjunction with performance reports and/or analyses of shareholder service concerning the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Fund's investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Utility Funds" grouping. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to the Fund. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Fund. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Fund have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

      Shareholder Inquiries. Inquiries regarding the Fund may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

      Transfer and Disbursing Agent. IFG acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

      Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Fund's shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE

OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

      The  following  is  a  description   of  S&P's  and  Moody's  bond  rating
categories:

S&P's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                                      Prospectus
                                                                ^ July [_], 1998



                        INVESCO VARIABLE
                        INVESTMENT FUNDS, INC.

                        INVESCO VIF - Utilities Portfolio


INVESCO FUNDS

INVESCO Distributors, Inc.(sm)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085.
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents
filed by the Company with
the Securities and Exchange
Commission  can  be  located
on a web  site  maintained
by the  Commission  at
http://www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION
^ July [_], 1998


INVESCO VARIABLE INVESTMENT FUNDS, INC.

Address:                                  Mailing Address:
7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                     Telephone:
                        In continental U.S., 1-800-525-8085
--------------------------------------------------------------------------------

      INVESCO Variable Investment Funds, Inc. (the "Company") was incorporated under the laws of Maryland on August 19, 1993. The Company is an open-end management investment company which offers shares of ten diversified investment portfolios (the "Funds"): the INVESCO VIF Dynamics Fund (the "Dynamics Fund"), the INVESCO VIF - INVESCO Growth Fund (the "Growth Fund"), the INVESCO VIF - Health Sciences Fund (the "Health Sciences Fund"), the INVESCO VIF - High Yield Fund (the "High Yield Fund"), the INVESCO VIF - Industrial Income Fund (the "Industrial Income Fund"), the INVESCO VIF - Realty Fund (the "Realty Fund"), the INVESCO VIF - Small Company Growth Fund (the "Small Company Growth Fund"), the INVESCO VIF - Technology Fund (the "Technology Fund"), the INVESCO VIF - Total Return Fund (the "Total Return Fund") and the INVESCO VIF - Utilities Fund (the "Utilities Fund"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. The Funds have the following investment objectives:

Dynamics Fund:
      to seek appreciation of capital through aggressive investment policies. The Dynamics Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter.

Growth Fund:
      to seek long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Fund invests primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock.

Health Sciences Fund:
      to seek capital appreciation. The Health Sciences Fund normally invests at least 80% of its total assets in equity securities of companies which develop, produce, or distribute products or services related to health care.

High Yield Fund:
      to seek a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective.

Industrial Income Fund:
      to seek the best possible current income while following sound investment practices. Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities. The Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in other income-producing securities, such as corporate bonds. The Fund also has the flexibility to invest in other types of securities.

Realty Fund:
      to seek to provide long-term capital growth. Above average current income is an additional consideration in selecting securities for the Fund's investment portfolio. The Realty Fund normally invests at least 65% of its total assets in publicly-traded stocks of companies principally engaged in the real estate industry. The remaining assets are invested in other income-producing securities such as corporate bonds.

Small Company Growth Fund:
      to seek long-term capital growth. The Small Company Growth Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter."

Technology Fund:
      to seek capital appreciation. The Technology Fund normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.

Total Return Fund:
      to seek a high total return on investment through capital appreciation and current income. The Total Return Fund seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Utilities Fund:
      to seek capital appreciation and income through investments primarily in equity securities of companies principally engaged in the public utilities business.

      Separate prospectuses for each of the Funds dated July [_], 1998 (the "Prospectuses"), which provide the basic information a variable annuity or variable life insurance contract owner should know about the Company and each Fund before allocating variable annuity or variable life insurance contract values to one or more of the Funds, may be obtained without charge from INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706 or by contacting a Participating Insurance Company. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the appropriate Prospectus and with the prospectus and statement of additional information for the applicable variable annuity or variable life insurance contract.

Investment Adviser: INVESCO Funds Group, Inc.
Investment Distributor: INVESCO Distributors, Inc.

                                 TABLE OF CONTENTS

                                                                            Page


INVESTMENT POLICIES..........................................................235

INVESTMENT RESTRICTIONS......................................................240

FUND MANAGEMENT..............................................................244

HOW SHARES ARE VALUED........................................................259

PERFORMANCE..................................................................260

PORTFOLIO TURNOVER...........................................................263

PORTFOLIO BROKERAGE..........................................................264

REDEMPTIONS..................................................................265

ADDITIONAL INFORMATION.......................................................266

APPENDIX A...................................................................270

INVESTMENT POLICIES

      Reference is made to the Prospectuses for a discussion of the investment objectives and policies of the Funds. In addition, set forth below is further information relating to the Funds. Portfolio management is provided to all Funds, except the Total Return and Realty Funds by their adviser, INVESCO Funds Group, Inc. ("IFG") and to the Total Return and Realty Funds by their sub-advisers, INVESCO Capital Management, Inc.
("ICM") and INVESCO Realty Advisors, Inc. (IRAI").

      With respect to all Funds, except the Total Return and Realty Funds, "Fund Management" refers to IFG. With respect to the Total Return Fund, "Fund Management" refers collectively to IFG and ICM. With respect to the Realty Fund, "Fund Management" refers collectively to IFG and IRAI.

Loans of Portfolio Securities

      As described in the Prospectuses, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided that such loans are callable at any time by the Funds and are at all times secured by collateral consisting of cash, irrevocable letters of credit, or securities issued or guaranteed by the U.S. government or its agencies or any combination thereof, equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to earn income on the loaned securities, while at the same time receiving interest from the borrower of the securities. Loans will be made only to firms deemed by Fund Management (under procedures established by the Company's board of directors) to be creditworthy, and when the amount of interest to be received justifies the inherent risks. A loan may be terminated by the borrower on one business day's notice, or by the Fund at any time. If at any time the borrower fails to maintain the required amount of collateral (at least 100% of the market value of the borrowed securities, plus accrued interest and dividends), the Fund will require the deposit of additional collateral not later than the business day following the day on which a collateral deficiency occurs or the collateral appears inadequate. If the deficiency is not remedied by the end of that period, the Fund will use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss on the security during the loan period would inure to the Fund.

      While voting rights may pass with the loaned securities, if a material event (e.g., proposed merger, sale of assets, or liquidation) is to occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities made by the Fund will comply with all other applicable regulatory requirements, including the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), and rules thereunder.

Futures, Options on Futures and Options on Securities

      As discussed in the Prospectuses, the Funds may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts and other securities. These instruments are sometimes referred to as "derivatives." The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission (the "CFTC") as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. A Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodities Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA.

      Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit an amount of cash or qualifying securities (currently U.S. Treasury bills). This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's futures position less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash and other liquid assets at least equal to the contract price of the futures contracts, will be deposited in a segregated account with the Funds' custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in interest rate futures and options on interest rate futures and other debt securities, refer to Appendix A ("Description of Futures and Options Contracts").

      Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in interest rates or exchange rates due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between interest rates or exchange rates and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in interest rates or exchange rates and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

      In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

Options on Futures Contracts

      The Funds may buy and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

      The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Foreign Currency Contracts

      The Funds may enter into forward foreign currency contracts ("forward contracts") to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. These instruments are sometimes referred to as "derivatives." A forward contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received or during the time the Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward contracts. Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Fund Management. The Funds will not enter into forward contracts for a term of more than one year. Forward contracts may from time to time be considered illiquid, in which case they would be subject to a Fund's limitation on investing in illiquid securities, discussed in the Prospectuses.

Restricted/144A Securities

      In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

When-Issued and Delayed Delivery Securities

      The Funds may purchase and sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities (normally, debt obligations of issuers eligible for investment by the Funds) are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

      To the extent that a Fund remains substantially fully invested at the same time that it has purchased when-issued securities, as it would normally expect to do, there may be greater fluctuations in its net assets than if the Fund set aside cash to satisfy its purchase commitments.

      When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account cash or liquid securities having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

U.S. Government Obligations

      Each Fund may, from time to time, purchase U.S. government obligations. These securities consist of treasury bills, treasury notes, and treasury bonds, which differ only in their interest rates, maturities, and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes generally have a maturity of one to ten years, and treasury bonds generally have maturities of more than ten years. U.S. government obligations also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

      Some  obligations  of  United  States  government   agencies,   which  are
established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States government. The market value of GNMA certificates is not guaranteed. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate. Upon receipt, principal payments will be used by each Fund to purchase additional securities under its investment objective and investment policies.

      Other United States government obligations, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury to repay its obligations. Still others, such as bonds issued by the Federal National Mortgage Association ("Fannie Mae"), a federally chartered private corporation, are supported only by the credit of the instrumentality.

INVESTMENT RESTRICTIONS

      As described in the Prospectuses, the Funds operate under certain investment restrictions. The following restrictions are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. For purposes of the following investment restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

      Each Fund may not:

      1. With respect to seventy-five percent (75%) of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

      2. Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


      3. Invest more than 25% of the value of its total assets in any particular industry (other than government securities), except that: (i) the Utilities Fund may invest more than 25% of the value of its total assets in public utilities industries; (ii) the Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; ^(iii) the Technology Fund may invest more than 25% of the value of its total assets in the technology industry; and (iv) the Realty Fund may invest more than 25% of the value of its total assets in the real estate industry.


      4. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses. This restriction shall not prohibit the Realty Fund from directly holding real estate if such real estate is acquired by that Fund as a result of a default on debt securities held by that Fund.

      5. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

      7. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

      Each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

      Furthermore, the board of directors has adopted additional investment restrictions for each Fund. These restrictions are operating policies of each

Fund and may be changed by the board of directors without shareholder approval. The additional investment restrictions adopted by the board of directors to date include the following:

      (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value.

      (b) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or (ii) enter into any futures contracts if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

      (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

      (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (e) The Fund does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, the Fund's investment adviser will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

      (f) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

      (g) The Fund does not currently intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

      (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

      (i) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

      (j) The Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

      In applying the industry concentration investment restriction (no. 3, above) the Funds use an industry classification system based on a modified S&P industry code classification schema which uses various sources to classify.

      With respect to investment restriction (i) above, the board of directors has delegated to Fund Management the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule and that such securities are not subject to this restriction. Under guidelines established by the board of directors, Fund Management will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

      In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

      (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

      (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

      (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

      (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

      State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

FUND MANAGEMENT

Investment Adviser

      INVESCO Funds Group, Inc., a Delaware corporation ("IFG"), is employed as the Company's investment adviser. IFG was established in 1932 and also serves as an investment adviser to INVESCO Capital Appreciation Funds, Inc. (formerly, INVESCO Dynamics Fund, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., and INVESCO Value Trust.

Investment Sub-Advisers

      Prior to February 3, 1998, INVESCO Trust Company ("INVESCO Trust") provided sub-advisory services to the Dynamics, Growth, Health Sciences, High Yield, Industrial Income, Small Company Growth, Technology and Utilities Funds. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to those Funds and IFG provides such day-to-day portfolio management services as the investment adviser to those Funds. This change in no way changes the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust.

      Pursuant to agreements with IFG, INVESCO Capital Management, Inc. ("ICM") serves as sub-adviser to the Total Return Fund and INVESCO Realty Advisors, Inc. ("IRAI") serves as the sub-adviser to the Realty Fund.

      ICM and IRAI manage institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. In addition, ICM serves as investment adviser or sub-adviser to __ investment portfolios of __ investment companies (including the Company) and IRAI serves as investment adviser or sub-adviser to _____ investment portfolios of ____ investment companies (including the Company). ICM is the sole shareholder of INVESCO Services, Inc., a registered broker dealer.

Distributor

      Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") became the Funds' distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by IFG. Prior to September 30, 1997, IFG served as the Fund's distributor.

      IFG, ICM, IRAI and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC, a publicly traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, and to AMVESCAP PLC on May 8, 1997 as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world with approximately $192.2 billion in assets under management. IFG, ICM and IRAI continue to operate under their existing names. IFG was established in 1932 and, as of December 31, 1997 managed 14 mutual funds, consisting of 47 separate portfolios, with combined assets of approximately $16.7 billion on behalf of 848,106 shareholders.

      AMVESCAP PLC's other North American subsidiaries include the following:

      --INVESCO Management & Research, Inc. of Boston, Massachusetts, primarily manages pension and endowment accounts.

      --PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

      --INVESCO Trust Company ("INVESCO Trust") of Denver, Colorado, provides retirement account custodian and/or trust services for individual retirement accounts (IRAs) and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. INVESCO Trust acts as trustee or custodian to these plans. INVESCO Trust accepts contributions and provides, through IFG, complete transfer agency functions (correspondence, subaccounting, telephone communications and processing of distributions).

      --A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.

      --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

      --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

      The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

      As indicated in the Funds' Prospectuses, IFG permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of IFG and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of IFG and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of IFG and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by IFG, INVESCO Trust, IRAI and ICM.

Advisory Agreement

      IFG serves as investment adviser pursuant to an investment advisory agreement (the "Agreement") with the Company which was approved by the board of directors on November 6, 1996, in each case by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, IFG, ICM or IRAI (the

"Independent Directors") at a meeting called for such purpose. Shareholders of the Industrial Income, Total Return, High Yield and Utilities Funds approved the Agreement on January 31, 1997 for an initial term expiring February 28, 1999. The initial shareholder of the Dynamics, Small Company Growth, Health Sciences and Technology Funds approved the Agreement on January 31, 1997 for an initial term expiring February 28, 1999; the initial shareholder of the Growth Fund approved the Agreement on May 1, 1997, for an initial term expiring May 1, 1999; and the initial shareholder of the Realty Fund approved the Agreement on February 6, 1998, for an initial term expiring February 6, 2000. Thereafter, the Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any such continuance also must be approved by vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder. Shareholder approval of any continuance of the Agreement, or of the sub-advisory agreements discussed below, shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the continuance, notwithstanding that the continuance may not have been approved by a majority of the outstanding voting securities of (i) any other Fund affected by the Agreement or (ii) all of the Funds.

      The Agreement provides that IFG shall manage the investment portfo lios of the Funds in conformity with each Fund's investment objectives and policies
(either directly or by delegation to a sub-adviser, which may be a party affiliated with IFG). Further, IFG shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and IFG or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with IFG discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by IFG's in-house legal and accounting staff (including the Prospectuses, Statement of Additional Information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by IFG are borne by the Funds.

      As full compensation for its advisory services to the Company, IFG receives a monthly fee. The fee is based upon a percentage of each Fund's average net assets determined daily. For the Industrial Income and Total Return Funds, the advisory fees are each computed at the annual rates of 0.75% of the first $500 million of the Fund's average net assets; 0.65% of the next $500 million of the Fund's average net assets; and 0.55% of the Fund's average net assets in excess of $1 billion. For the High Yield and Utilities Funds, the advisory fees are each computed at the annual rates of 0.60% of the first $500 million of the Fund's average net assets, 0.55% of the next $500 million of the Fund's average net assets and 0.45% of the Fund's average net assets in excess of $1 billion. For the Small Company Growth, Health Sciences and Technology Funds, the advisory fees are each computed at the rates of 0.75% on the first $350 million of the Fund's average net assets; 0.65% on the next $350 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $700 million. For the Dynamics Fund, the advisory fees are computed at the annual rates of 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million; and 0.50% on the Fund's average net assets in excess of $700 million. For the Growth Fund, the advisory fees are computed at the annual rate of 0.85% of the Fund's average net assets. For the Realty Fund, the advisory fees are 1.10% of the Fund's average net assets up to $500 million, 0.90% on the next $500 million, and 0.75% of the Fund's net assets in excess of $1 billion.

      Any amendment of the Agreement requires approval of a majority of the Company's board of directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose and (other than amendments that can become effective without shareholder approval under applicable law) also requires approval of a majority of the outstanding voting securities of any Fund affected by such amendment.

Sub-Advisory Agreements

      Pursuant to sub-advisory agreements with IFG (the "Sub-Agreements"), ICM serves as sub-adviser to the Total Return Fund and IRAI serves as sub-advisor to the Realty Fund. The Sub-Agreement with ICM was initially approved by the board of directors on November 6, 1996, and the Sub-Agreement with IRAI was initially approved by the board of directors on February 6, 1998, in each case by a vote cast in person by a majority of the Independent Directors at a meeting called for such purpose. The initial shareholder of the Realty Fund approved the Sub-Agreement with IRAI on February 6, 1998 for an initial term expiring February 6, 2000. Thereafter, each Sub-Agreement may be continued from year to year as to a particular Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of that Fund. Each such continuance also must be approved by a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. Each Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      The Sub-Agreements provide that, subject to the supervision of IFG, ICM shall manage the investment portfolio of the Total Return Fund and IRAI shall manage the investment portfolio of the Realty Fund, in conformity with the respective Funds' investment objectives and policies. In each case, these management services would include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment objective and policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or IFG, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Fund's sub-adviser; (e) determining what portion of the Fund should be invested in the various types of securities authorized for purchase by that Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

      Any amendment of a Sub-Agreement, in order to be applicable to a Fund, requires approval of a majority of the Company's board of directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose and (other than amendments that can become effective without shareholder approval under applicable law) also requires approval of a majority of the outstanding voting securities of that Fund.


      The ICM Sub-Agreement provides that as compensation for its services, ICM shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Total Return Fund's net assets at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets, and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% of the Fund's average net assets in excess of $1 billion.

      The IRAI Sub-Agreement provides that as compensation for its services IRAI shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Realty Fund's net assets at the following annual rates: 0.30% on the first $500 million of the Fund's average net assets, 0.25% on the next $500 million of the Fund's average net assets and 0.2167% on the Fund's average net assets in excess of $1 billion.

      Each  sub-advisory  fee is paid by IFG,  NOT the  Total  Return  or Realty
Funds.

Administrative Services Agreement


     IFG, either directly or through affiliated companies, provides certain administrative, sub-accounting, and record keeping services to the Company pursuant to an Administrative Services Agreement dated July [_], 1998 (the "Administrative Agreement"). The Administrative Agreement was approved on [_____], 1998, by all of the directors of the Company, including all of the Independent Directors, by votes cast at a meeting called for such purpose. The Administrative Agreement was for an initial term expiring July [_], 1999. The Administrative Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by IFG on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

     ^ In addition, IFG provides, or assures that Participating Insurance Companies will provide, certain other administrative services. Effective July [_], 1998, the Funds reimburse IFG for its costs in providing, or assuring that Participating Insurance Companies provide, these services in an amount up to $10,000 per year per Fund, plus 0.015% of the net assets of each Fund as of [_____], 1998, plus 0.265% of the new assets (new sales of shares, exchanges into the Funds and reinvestment of dividends and capital gains distributions) of each Fund on or after July [_], 1998.

      For the fiscal years ended December 31, 1997, 1996 and 1995, prior to the voluntary absorption of certain Fund expenses by IFG, the Funds paid IFG advisory fees and administrative services fees in the following amounts:


                                               Year Ended                    Year Ended                    Year Ended
                                        December 31, 1997             December 31, 1996             December 31, 1995
                                  -----------------------       -----------------------       -----------------------
                                                 Adminis-                      Adminis-                      Adminis-
                                                  trative                       trative                       trative
                                  Advisory       Services       Advisory       Services       Advisory       Services
                                      Fees           Fees           Fees           Fees           Fees           Fees
                                  --------     ----------       --------     ----------       --------     ----------


Industrial Income Fund            $223,880        $14,478       $105,932        $12,119        $27,073        $10,541

Total Return Fund                 $126,159        $12,534        $77,890        $11,558        $24,649        $10,493

High Yield Fund                   $117,624        $12,941        $50,693        $11,267        $16,298        $10,407

Utilities Fund                     $19,549        $10,489         $5,716        $10,143           $467        $10,011

Dynamics Fund(2)                      $554        $10,014             $0             $0             $0             $0

Health Sciences Fund(1)             $1,191        $10,024             $0             $0             $0             $0

Small Company Growth Fund(2)          $684        $10,014             $0             $0             $0             $0

Technology Fund(1)                  $1,318        $10,026             $0             $0             $0             $0

Growth Fund(2)                        $781         $6,680             $0             $0             $0             $0

Realty Fund (3)                         $0             $0             $0             $0             $0             $0

(1) The Health Sciences and Technology Funds did not commence operations until May 22, 1997.

(2) The Dynamics, Small Company Growth and Growth Funds did not commence operations until August 27, 1997.

(3) The Realty Fund did not commence operations until February 9, 1998.

Transfer Agency Agreement

      IFG also performs transfer agent, dividend disbursing agent, and registrar services for the Company pursuant to a Transfer Agency Agreement which was approved by the board of directors of the Company, including a majority of the Independent Directors, on November 6, 1996, for an initial term expiring February 28, 1998 and has been extended by action of the board of directors until May 15, 1998. The Transfer Agency Agreement may be continued thereafter from year to year as to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Independent Directors by votes cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

      The Transfer Agency Agreement provides that the Company shall pay to IFG an annual fee of $5,000 per Fund. This fee is paid monthly at a rate of 1/12 of the annual fee.

Officers and Directors of the Company

      The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the Company's general investment policies and programs are carried out and that the Funds are properly administered. The officers of the Company, all of whom are officers and employees of, and are paid by, IFG, are responsible for the day-to-day administration of the Company and each of the Funds. IFG (along with ICM in the case of the Total Return Fund and IRAI in the case of the Realty
Fund) has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of IFG.

      All of the officers and directors of the Company hold comparable positions with INVESCO Capital Appreciation Funds, Inc. (formerly, INVESCO Dynamics Fund), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., and INVESCO Tax-Free Income Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust. In addition, all of the directors of the Company, with the exception of Mr. Hesser, also are trustees of INVESCO Treasurer's Series Trust. All of the officers of the Fund also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.

     CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of AMVESCAP PLC, London, England, and of various subsidiaries thereof; Chairman of the Board of INVESCO Treasurer's Series Trust. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

     FRED A. DEERING,+# Vice Chairman of the Board. Vice Chairman of INVESCO Treasurer's Series Trust. Trustee of INVESCO Global Health Sciences Fund.
Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of ING America Life Insurance Company, Urbaine Life Insurance Company and Midwestern United Life Insurance Company. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.

     DAN J. HESSER,+* President, CEO and Director. Chairman of the Board, President, and Chief Executive Officer of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.; President and Director of INVESCO Trust Company. President and Chief Operating Officer of INVESCO Global Health Sciences Fund. Born:
December 27, 1939.

     VICTOR L. ANDREWS,** Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); since October 1984, Director of the Center for the Study of Regulated Industry of Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a director of the Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: 4625 Jettridge Drive, Atlanta, Georgia. Born: June 23, 1930.

     BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.

     LAWRENCE H. BUDNER,# Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.

     DANIEL D. CHABRIS,+# Director. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. Address: 19 Kingsbridge Way, Madison, Connecticut. Born: August 1, 1923.

     WENDY L. GRAMM, Ph.D.,** Director. Self-employed (since 1993); Professor of Economics and Public Administration, University of Texas at Arlington. Formerly, Chairman, Commodity Futures Trading Commission from 1988 to 1993, administrator for Information and Regulatory Affairs at the Office of Management and Budget from 1985 to 1988, Executive Director of the Presidential Task Force on Regulatory Relief and Director of the Federal Trade Commission's Bureau of
Economics. Dr. Gramm is also a director of the Chicago Mercantile Exchange, Enron Corporation, IBP, Inc., State Farm Insurance Company, State Farm Life Insurance Company, Independent Women's Forum, International Republic Institute, and the Republican Women's Federal Forum. Dr. Gramm is also a member of the Board of Visitors, College of Business Administration, University of Iowa, and a member of the Board of Visitors, Center for Study of Public Choice, George Mason University. Address: 4201 Yuma Street, N.W., Washington, D.C. Born: January 10, 1945.

     HUBERT L. HARRIS, JR.,* Director. Chairman (since 1996) and President (January 1990 to May 1996) of INVESCO Services, Inc.; Chief Executive Officer of INVESCO Individual Services Group. Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: July 15, 1943.

     KENNETH T. KING,# Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987.
Address:  4080 North Circulo  Manzanillo,  Tucson,  Arizona.  Born: November 16,
1925.

     JOHN W. MCINTYRE,# Director. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and
Citizens and Southern National Bank. Director of Golden Poultry Co., Inc. Trustee of INVESCO Global Health Sciences Fund and Gables Residential Trust.
Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born: September 14, 1930.

     LARRY SOLL, Ph.D.,** Director. Retired. Formerly, Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989 and 1993 to 1994) and President (1982 to 1989) of Synergen Corp. Director of Synergen since its incorporation in 1982. Director of ISI Pharmaceuticals, Inc. Trustee of INVESCO Global Health Sciences Fund. Address: 345 Poorman Road, Boulder, Colorado. Born:
April 26, 1942.

     GLEN A. PAYNE, Secretary. Senior Vice President (since 1995), General Counsel and Secretary of INVESCO Funds Group, Inc. and INVESCO Trust Company (since 1989) and INVESCO Distributors, Inc. (since 1997); Vice President (May 1989 to April 1995), Secretary and General Counsel of INVESCO Funds Group, Inc.; formerly, employee of a U.S. regulatory agency, Washington, D.C. (June 1973 through May 1989). Born: September 25, 1947.

     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO Funds Group, Inc. and INVESCO Trust Company (since 1988). Senior Vice President and Treasurer of INVESCO Distributors, Inc. (since 1997). Born: October 1, 1946.

     WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO Funds Group, Inc. (since 1995) and of INVESCO Distributors, Inc. (since
1997) and Trust Officer of INVESCO Trust Company since July 1995 and formerly (August 1992 to July 1995) Vice President of INVESCO Funds Group, Inc. and trust officer of INVESCO Trust Company. Formerly, Vice President of 440 Financial Group from June 1990 to August 1992 and Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

     ALAN I. WATSON, Assistant Secretary. Vice President of INVESCO Funds Group, Inc. (since 1984) and Trust Officer of INVESCO Trust Company. Born: September 14, 1941.

     JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO Funds Group, Inc. (since 1984) and of INVESCO Distributors, Inc. (since 1997) and Trust Officer of INVESCO Trust Company. Born: February 3, 1948.

     #Member of the audit committee of the Company's board of directors.

      +Member of the executive committee of the Company's board of directors. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of Directors.

      *These directors are "interested persons" of the Company as defined in the Investment Company Act of 1940.

     **Member of the management liaison committee of the Company's board of directors.


      As of ^ April 17, 1998, officers and directors of the Company, as a group, beneficially owned 0% of each Fund's outstanding shares.


Director Compensation

      The following table sets forth, for the fiscal period ended December 31, 1997: the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Distributors, Inc. (including the Company), AIM Advisor Funds (formerly, INVESCO Advisor Funds), Inc., INVESCO Treasurer's Series Trust and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1997. As of December 31, 1997, there were 45 funds in the INVESCO Complex. Dr. Soll became an independent director of the Company effective May 15, 1997. Dr. Gramm became an independent director of the Company effective July 29, 1997. Mr. Frazier resigned as a director of the Company effective February 28, 1997.

                                                                         Total
                                                                     Compensa-
                                        Benefits      Estimated      tion From
                        Aggregate     Accrued As         Annual        INVESCO
                        Compensa-        Part of       Benefits        Complex
Name of Person,         tion From        Company           Upon        Paid To
Position                 Company1      Expenses2    Retirement3     Directors1

Fred A. Deering,           $4,166           $198           $127       $113,350
Vice Chairman of
  the Board

Victor L. Andrews           4,162            187            147         92,700

Bob R. Baker                4,174            167            197         96,050

Lawrence H. Budner          4,154            187            147         91,000

Daniel D. Chabris           4,159            203            110         89,350

Wendy L. Gramm              2,071              0              0         39,000

Kenneth T. King             4,166            206            115         94,350

John W. McIntyre            4,142              0              0        104,000

Larry Soll                  3,103              0              0         78,000
                          -------         ------           ----       --------

Total                     $34,297         $1,148           $843       $797,800

% of Net Assets          0.0345%4       0.0012%4                      0.0046%5

     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding the Global Health Sciences Fund which does not participate in any retirement plan) upon the directors retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     (4)Totals as a percentage of the Company's net assets as of December 31, 1997.

     (5)Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1997.

      Messrs. Brady, Harris and Hesser, as "interested persons" of the Company and the other funds in the INVESCO Complex, receive compensation as officers or employees of IFG or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Complex for their service as directors.

      The boards of directors/trustees of the mutual funds managed by IFG and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the mandatory retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years but less than three years), continuation of payments for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his/her retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 40% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him/her or to his/her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his/her beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the IFG and Treasurers Series Trust funds in a manner determined to be fair and equitable by the committee. The Company is not making any payments to directors under the plan as of the date of this Statement of Additional
Information. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Company has an audit committee that is comprised of five of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Company also has a management liaison committee which meets quarterly with various management personnel of IFG in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

HOW SHARES ARE VALUED

      As described in the section of the Prospectuses entitled "Purchases and Redemptions," the net asset value of shares of each Fund of the Company is computed once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share might be materially affected by changes in the value of the securities held, but only if on that day the Company receives a request to purchase or redeem shares of that Fund. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The net asset value per share of each Fund is calculated by dividing the value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of that Fund.

      Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap Market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales are reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities will be valued at fair values as determined in good faith by the Company's board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the board of directors of the Company reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

      The value of securities held by each Fund, and other assets used in computing net asset value, generally is determined as of the time regular trading in such securities or assets is completed each day. Because regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Funds' net asset values. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.

PERFORMANCE

      As discussed in the section of the Prospectuses entitled "Performance Information," average annual total return and/or yield data for each of the Funds may from time to time be included in advertisements, sales literature or shareholder reports. All presentations of Fund total return and yield data will conform to applicable requirements of the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.

Total Return Calculations

      Average annual total return performance for the indicated periods ended December 31, 1997, for each Fund that had commenced operations by that date were as follows:

Portfolio                                    1 Year         Life of Fund(1)

Industrial Income Fund                       28.17%                  23.39%
Total Return Fund                            22.91%                  16.39%
High Yield Fund                              17.33%                  14.60%
Utilities Fund                               23.41%                  14.93%
Dynamics Fund                                   N/A                   3.40%
Health Sciences Fund                            N/A                  10.40%
Small Company Growth Fund                       N/A                  -0.90%
Technology Fund                                 N/A                  14.80%
Growth Fund                                     N/A                   6.90%

(1) The dates on which the Industrial Income Fund, Total Return Fund, High Yield Fund, Utilities Fund, Dynamics Fund, Health Sciences Fund, Small Company Growth Fund, Technology Fund and Growth Fund commenced operations were August 10, 1994, June 2, 1994, May 27, 1994, January 1, 1995, August 25, 1997, May 22, 1997,
August 25, 1997, May 21, 1997 and August 25, 1997, respectively.

      Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

            P(1 + T) exponent n = ERV where:
            P = initial  payment of $1000
            T = average  annual  total  return
            n = number of years
            ERV = ending redeemable value of initial payment

      The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period and Fund indicated.

Yield Calculations

      The yields of the Industrial Income Fund, Total Return Fund, High Yield Fund, Utilities Fund, Dynamics Fund, Health Sciences Fund, Small Company Growth Fund, Technology Fund and Growth Fund for the month ended December 31, 1997 were 2.25%, 4.40%, 8.10% and 2.25%, respectively. In calculating yield quotations for a Fund, interest earned is determined by computing the yield to maturity (or yield to call, if applicable) of each obligation held by the Fund, based upon the market value of each obligation (including actual accrued interest) at the close of business on the last business day of the month or, with respect to an obligation purchased during the month, the purchase price plus accrued interest. The resultant yield to maturity is divided by 360 and multiplied by the market value of the obligation (including actual accrued interest), and the result is multiplied by the number of days in the subsequent month that the obligation is in the Fund (assuming that each month has 30 days). Dividends received on the stocks held by the Funds are recognized, for purposes of yield calculations, on a daily accrual basis.

Comparison of Fund Performance

      In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles may be provided to prospective investors and shareholders. A Fund's performance is based upon amounts available for investment under variable annuity or variable life insurance contracts of Participating Insurance Companies rather than upon premiums paid for variable annuity or variable life insurance contracts. Thus, the Fund's total return data does not reflect the impact of sales loads (whether front-end or deferred) or contract charges deducted from premiums or from the assets of the Participating Insurance Companies' separate accounts that invest in the Fund. Such sales loads and contract charges may be substantial and may vary widely among Participating Insurance Companies. Accordingly, the total return data for the Funds is most useful for comparison with comparable data for other investment options under the same variable annuity or variable life insurance contract.

      Comparisons  of the  Funds'  total  returns  to those of other  investment vehicles are useful in evaluating the historical portfolio management performance of the Funds' investment adviser and sub-advisers. However, such comparisons should not be mistaken for comparisons of the returns on a purchase of a variable annuity or variable life insurance contract of a Participating Insurance Company and a purchase of another investment vehicle. Owners or prospective owners of variable annuity contracts of Participating Insurance Companies should review performance data for the Funds in conjunction with comparable total return data for the associated variable annuity separate account to be provided with the Fund data. Owners or prospective owners of variable life insurance contracts of Participating Insurance Companies should review the performance data for the Funds in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that permits an evaluation of the magnitude of variable life insurance charges and expenses and the life insurance benefits not reflected in the Funds' total return data.

      From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance
        Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      The New York Times

      No-Load Analyst
      The No-Load Fund Investor
      No-Load Fund*X
      Personal Investor
      Smart Money
      United Mutual Fund Selector
      USA Today
      U.S. News and World Report
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

PORTFOLIO TURNOVER

      There are no fixed limitations regarding portfolio turnover for any of the Funds. Brokerage costs to the Funds are commensurate with the rate of portfolio activity. Portfolio turnover rates for the fiscal years ended December 31, 1997, 1996 and 1995 were as follows:

      Fund                                  1997        1996        1995
      ----                                  ----        ----        ----

      Industrial Income Fund                 87%         93%         97%
      Total Return Fund                      27%         12%          5%
      High Yield Fund                       344%        380%        310%
      Utilities Fund                         33%         48%         24%
      Dynamics Fund                          28%           0           0
      Health Sciences Fund                  112%           0           0
      Small Company Growth Fund              25%           0           0
      Technology Fund                       102%           0           0
      Growth Fund                            12%           0           0

      In computing these portfolio turnover rates, all investments with maturities or expiration dates at the time of acquisition of one year or less were excluded. Subject to this exclusion, the turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. The primary reason for the increase in the High Yield Fund's portfolio turnover rate in 1996 was primarily due to a doubling in size of the Fund and an effort to take advantage of attractive opportunities in the bond market. The primary reason for the increase in the Industrial Income, Total Return, High Yield and Utilities Funds' portfolio turnover rates in 1995 was the fact that 1995 was the first full year of operations for these Funds.

PORTFOLIO BROKERAGE

      Fund Management places orders for the purchase and sale of securities with brokers and dealers based upon its evaluation of the broker-dealers' financial responsibility subject to the broker-dealers' ability to effect transactions at the best available prices. Fund Management evaluates the overall reasonableness of brokerage commissions paid by reviewing the quality of executions obtained on each Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions charged the Funds are consistent with prevailing and reasonable commissions, Fund Management also endeavors to monitor brokerage industry practices with regard to the commissions charged by brokers and dealers on transactions effected for other comparable institutional investors. While Fund Management seeks reasonably competitive rates, the Funds do not necessarily pay the lowest commissions or spread available.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, Fund Management may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to Fund Management in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by Fund Management in servicing all of their respective accounts and not all such services may be used by Fund Management in connection with the Funds.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, Fund Management, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of Fund transactions on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.

      Fund transactions may be effected through qualified broker-dealers who recommend the variable annuity or variable life insurance contracts of Participating Insurance Companies to their clients, or who act as agent in the purchase of such contracts for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, Fund Management may consider the sale of such contracts by a broker or dealer in selecting among qualified broker-dealers.

      The aggregate dollar amounts of brokerage commissions paid by the Company for the fiscal years ended December 31, 1997, 1996 and 1995 were $409,589, $283,949 and $94,602, respectively. This increase was primarily due to the increased size of the Funds. On a Fund basis, the aggregate amount of brokerage commissions paid in 1997 breaks down as follows: Industrial Income Fund, $239,249; Total Return Fund, $6,797; High Yield Fund, $143,282; Utilities Fund,

$13,372; Dynamics Fund, $335; Health Sciences Fund, $563; Small Company Growth Fund, $712; Technology Fund, $5,012 and Growth Fund, $267. For the year ended December 31, 1997, brokers providing research services received $33,695, $0, $0, $830, $14, $225, $59, $630 and $43 in commissions on portfolio transactions effected for the Industrial Income Fund, Total Return Fund, High Yield Fund, Utilities Fund, Dynamics Fund, Health Sciences Fund, Small Company Growth Fund, Technology Fund and Growth Fund, respectively, on aggregate portfolio transactions of $24,777,687; $0; $0; $415,393; $10,634; $229,045; $19,467;
$288,265 and $48,193, respectively. The Company paid $159 in compensation to brokers for the sale of Participating Life Insurance Company's variable annuity and variable life insurance contracts utilizing the Funds during the fiscal year ended December 31, 1997.

      At December 31, 1997, the Funds then in operation held securities of their regular brokers or dealers, or their parents, as follows:

                                                                  Value of
                                                                  Securities
Fund                          Broker or Dealer                    at 12/31/97
----                          ----------------                    -----------
Industrial Income Fund        State Street Bank & Trust            $2,547,000
                              Morgan Stanley Dean Witter             $185,000
                              State Street Bank & Trust              $244,000

Total Return Fund             State Street Bank & Trust              $634,000

High Yield Fund               Morgan Stanley Dean Witter             $354,000
                              State Street Bank & Trust            $3,706,000

Utilities Fund                State Street Bank & Trust              $436,000

Dynamics Fund                 Lehman Brothers Holdings                 $3,000
                              State Street Bank & Trust                $2,000

Health Sciences Fund          None

Small Company Growth
   Fund                       None

Technology Fund               None

Growth Fund                   None

      None of IFG, ICM or IRAI receives any brokerage commissions on portfolio transactions effected on behalf of any of the Funds, and there is no affiliation between IFG, ICM, IRAI, or any person affiliated with IFG, ICM, IRAI, or the Company and any broker or dealer that executes transactions for the Funds.

REDEMPTIONS

      It is possible that in the future conditions may exist which would, in the opinion of IFG, make it undesirable for one or more of the Funds to pay for redeemed shares in cash. In such cases, IFG may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by Fund Management based on what is in the best interests of the Company and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

ADDITIONAL INFORMATION

Common Stock

      The Company was incorporated under the laws of the state of Maryland on August 19, 1993. The authorized capital stock of the Company consists of 1,000,000,000 shares of common stock, par value of $0.01 per share. The shares of common stock are currently divided into ten classes (or series), INVESCO VIF
- Dynamics Portfolio common stock, INVESCO VIF - Growth Portfolio common stock, INVESCO VIF - Health Sciences Portfolio common stock, INVESCO VIF - High Yield Portfolio common stock, INVESCO VIF -Industrial Income Portfolio common stock, INVESCO VIF - Realty Portfolio common stock, INVESCO VIF - Small Company Growth Portfolio common stock, INVESCO VIF - Total Return Portfolio common stock, INVESCO VIF - Technology Portfolio common stock and INVESCO VIF - Utilities Portfolio common stock. As of January 30, 1998, 2,441,973 shares of the Industrial Income Fund, 1,501,625 shares of the Total Return Fund, 2,599,816 shares of the High Yield Fund, 315,097 shares of the Utilities Fund, 35,879 shares of the Technology Fund, 24,884 shares of the Small Company Growth Fund, 51,233 shares of the Health Sciences Fund, 24,896 shares of the Dynamics Fund, 24,905 shares of the Growth Fund and 0 shares of the Realty Fund were outstanding. Each class consists of 100 million shares. The Company reserves the right to issue additional classes of shares without the consent of shareholders. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable.

      Shares of each class represent the interests of the shareholders of that class in a particular portfolio of investments of the Company. Each class of the Company's shares is preferred over all other classes with respect to the assets specifically allocated to that class, and all income, earnings, profits and proceeds from those assets, subject only to the rights of creditors, are allocated to shares of that class. The assets of each class are segregated on the books of account and are charged with the liabilities of that class and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company and those items are allocated among classes in a manner deemed by the board to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each class. In the unlikely event that a liability allocable to one class exceeds the assets belonging to the class, all or a portion of such liability may have to be borne by the holders of shares of the Company's other classes.

      All dividends on shares of a particular class shall be paid only out of the income belonging to that class, pro rata to the holders of that class. In the event of the liquidation or dissolution of the Company or of a particular class, the shareholders of each class that is being liquidated shall be entitled to receive, as a class, when and as declared by the board of directors, the excess of the assets belonging to that class over the liabilities belonging to that class. The holders of shares of any class shall not be entitled to any distribution upon liquidation of any other class. The assets so distributable to the shareholders of any particular class shall be distributed among those shareholders in proportion to the number of shares of that class held by them and recorded on the books of the Company.

      All Fund shares, regardless of class, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of directors, will be by all classes of the Company. When not all classes are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the class affected by the matter will be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. Directors may appoint their own successors, provided that always at least a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors may call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.

Principal Shareholders


      As of ^ [_____], 1998, the following persons held more than 5% of the Funds' outstanding equity securities.


                                            Amount and Nature          Percent
Name and Address                              of Ownership            of Class
----------------                            -----------------         --------
Industrial Income Fund
----------------------

[_____]                                      [_____]                  [_____]


Total Return Fund
-----------------

[_____]                                      [_____]                  [_____]


High Yield Fund
---------------

[_____]                                      [_____]                  [_____]

Utilities Fund
--------------

[_____]                                      [_____]                  [_____]


Dynamics Fund
-------------

[_____]                                      [_____]                  [_____]


Health Sciences Fund
--------------------

[_____]                                      [_____]                  [_____]


Small Company Growth Fund
-------------------------

[_____]                                      [_____]                  [_____]


Technology Fund
---------------

[_____]                                      [_____]                  [_____]


Growth Fund
-----------

[_____]                                      [_____]                  [_____]


Realty Fund
-----------

[_____]                                      [_____]                  [_____]



Independent Accountants

      Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

Custodian

      State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Funds. The custodian bank is also responsible for, among other things, receipt and delivery of the Funds' investment securities in accordance with procedures and conditions specified in the custody agreement.

Transfer Agent

      IFG, 7800 E. Union Avenue, Denver, Colorado 80237, acts as registrar, dividend disbursing agent, and transfer agent for the Company pursuant to the Transfer Agency Agreement described above under the caption, "Fund Management." Such services include the issuance, cancellation and transfer of shares of the Company and the maintenance of records regarding the ownership of such shares.

Reports to Shareholders

      The Company's fiscal year ends on December 31 of each year. The Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

Legal Counsel

      The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Company.

Financial Statements

      The Company's audited financial statements and the notes thereto for the fiscal year ended December 31, 1997, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated herein by reference from the Company's Annual Report to Shareholders for the fiscal year ended December 31, 1997.

Prospectus

      The Company will furnish, without charge, a copy of the appropriate Prospectus upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

Registration Statement

      This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Company has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

                                                                      APPENDIX A

                 DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

Options on Securities

      An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

      Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation ("OCC") guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

      An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that a Fund would have to exercise the option in order to realize any profit. This would result in the

Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the securities pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

      Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insuffi cient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transac tions or both; (iii) trading halts, suspensions or other restric tions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

      In addition, options on securities may be traded over-the-counter ("OTC") through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Company on behalf of a Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermedi ation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts

      A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agree ments, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to market."

      A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts

      An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an option on a futures contract may be terminat ed by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                                    PART C
                               OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

      (a)   Financial Statements:
                                                                  Page in
                                                                  Prospectus
            (1)   Financial statements and schedules
                  included in Prospectus (Part A):


                  Financial  Highlights for INVESCO                   8
                  VIF-Dynamics  Portfolio for
                  the  period  August  25,  1997
                  (commencement  of  operations)
                  through December 31, 1997.

                  Financial Highlights for INVESCO                   27
                  VIF-Growth Portfolio for the
                  period August 25, 1997
                  (commencement  of operations)
                  through December 31, 1997.

                  Financial Highlights for INVESCO                   48
                  VIF-Health   Sciences Portfolio
                  for  the  period  May  22,  1997
                  (commencement  of operations)
                  through December 31, 1997.

                  Financial Highlights for INVESCO                   70
                  VIF-High Yield Portfolio for
                  the three years ended  December
                  31, 1997 and the period ended
                  December 31, 1994.

                  Financial   Highlights  for                        95
                  INVESCO  VIF  -Industrial  Income
                  Portfolio for the three years ended
                  December 31, 1997 and the
                  period ended December 31, 1994.

                  Financial  Highlights  for the                    117
                  INVESCO  VIF -  Small  Company
                  Growth Portfolio for the period
                  August 25, 1997  (commencement
                  of operations) through December 31,
                  1997.

                  Financial   Highlights   for  the                 142
                  INVESCO  VIF  -  Technology
                  Portfolio  for  the  period  May
                  21,  1997  (commencement  of
                  operations) through December 31, 1997.

                  Financial Highlights for the                      166
                  INVESCO VIF - Total Return
                  Portfolio for the three years ended

                  December 31, 1997 and the period
                  ended December 31, 1994.

                  Financial Highlights for the                      189
                  INVESCO VIF - Utilities Portfolio
                  for the three years ended December
                  31, 1997. ^

                                                                  Page in
                                                                  Statement
                                                                  of Addi-
                                                                  tional In-
                                                                  formation

            (2)   Financial  statements  and schedules
                  included in Statement of
                  Additional Information (Part B):

                  The following  audited  financial
                  statements  for INVESCO VIF
                  Dynamics, INVESCO VIF - Growth,
                  INVESCO VIF - Health Sciences,
                  INVESCO VIF - High Yield,  INVESCO
                  VIF -  Industrial  Income,
                  INVESCO VIF - Small Company Growth,
                  INVESCO VIF - Technology,
                  INVESCO VIF Total Return and INVESCO
                  VIF  Utilities  Funds and
                  the notes thereto for the fiscal
                  year ended  December 31, 1997
                  and the report of Price  Waterhouse
                  LLP with  respect to such financial
                  statements  are  incorporated  in the
                  Statement of Additional  Information
                  by reference from the Company's Annual
                  Report to Shareholders  for the fiscal
                  year ended December 31, 1997:


                  (a)   (i) With respect to INVESCO
                        VIF - High Yield, INVESCO VIF
                        - Industrial Income, INVESCO
                        VIF - Total Return and INVESCO
                        VIF - Utilities Funds,
                        Statements of Investment
                        Securities and ^ Statement of
                        Assets ^ each dated December
                        31, 1997, Statements of
                        Operations for the fiscal year
                        ended December 31, 1997, ^
                        Statement of Changes in Net
                        Assets for each of the two
                        years in the period ended
                        December 31, 1997, Financial
                        Highlights for the period
                        ended December 31, 1994 and
                        each of the three years in the
                        period ended December 31, 1997
                        for INVESCO VIF - High Yield,
                        INVESCO VIF - Industrial
                        Income and INVESCO VIF - Total
                        Return Funds; Financial
                        Highlights for each of the
                        three years in the period
                        ended December 31, 1997 for
                        INVESCO VIF - Utilities Fund.

                        (ii) With respect to INVESCO VIF
                        - Health Sciences Fund,
                        Statement of  Investment  Securities
                        and a Statement of Assets and
                        Liabilities,  each dated  December 31,
                        1997, Statement  of  Operations,
                        Statement  of Changes in Net
                        Assets and Financial Highlights,
                        each for the period May 22, 1997
                        (commencement of investment operations)
                        through December 31, 1997.

                        (iii) With  respect to INVESCO  VIF
                        -  Technology  Fund, Statement of
                        Investment  Securities  and a Statement
                        of Assets and  Liabilities,  each dated
                        December 31, 1997, Statement  of
                        Operations,  Statement  of Changes in
                        Net Assets and Financial Highlights,
                        each for the period May 21, 1997
                        (commencement of investment operations)
                        through December 31, 1997.

                        (iv) With respect to INVESCO VIF -
                        Dynamics, INVESCO VIF Small  Company
                        Growth and INVESCO  VIF - Growth  Funds,
                        Statements of Investment  Securities
                        and Statements of Assets and Liabilities, each dated December 31, 1997, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights, each for the period August 25, 1997 (commencement of investment operations) through December 31, 1997.

            (3)   Financial statements and schedules
                  included in Part C:

            None: Schedules have been omitted as all information has been presented in the financial statements.

      (b)   Exhibits:

            (1)   (a)   Articles of Incorporation.(2)

                  (b)   Articles of Amendment to
                  Articles of Incorporation dated
                  October 21, 1993.(2)

                  (c)   Articles Supplementary to
                  Articles of Incorporation dated
                  October 22, 1993.(2)

                  (d)   Articles Supplementary to
                  Articles of Incorporation dated
                  February 11, 1997.(2)

                  (e)   Articles Supplementary to
                  Articles of Incorporation dated
                  January 5, 1998.(5)

            (2)   Bylaws.(3)

            (3)   Not applicable.

            (4)   Not required to be filed on
                  EDGAR.

            (5)   (a) Investment  Advisory  Agreement,
                  dated February 28, 1997, between
                  Registrant and INVESCO Funds Group,
                  Inc.(2)

                        (i) Amendment to Investment
                        Advisory Agreement, dated
                        February 6, 1998, between
                        Registrant and INVESCO
                        Funds Group, Inc.(5)

                  (b)   Sub-Advisory Agreement,
                  dated February 28, 1997, between
                  INVESCO Funds Group, Inc. and
                  INVESCO Capital Management,
                  Inc.(2)

                  (c)   Sub-Advisory Agreement
                  between INVESCO Funds Group,
                  Inc. and INVESCO Realty
                  Advisors, Inc. dated February 6,
                  1998.(5)

            (6)   (a)   Distribution Agreement,
                  dated February 28, 1997, between
                  Registrant and INVESCO Funds
                  Group, Inc.(2)

                  (b)   Distribution Agreement,
                  dated September 30, 1997,
                  between Registrant and INVESCO
                  Distributors, Inc.(3)

            (7)   Defined Benefit Deferred
                  Compensation Plan for
                  Non-Interested Directors and
                  Trustees.(2)

            (8)   Custodian Contract, dated
                  October 20, 1993, between
                  Registrant and State Street Bank
                  and Trust Company.(3)

                  (a)   Amendment to Custody
                  Agreement dated October 25,
                  1995.(3)

                  (b)   Data Access Services
                  Addendum dated May 19,
                  1997.(3)

                  (c)   Additional Fund Letter
                  dated November 13, 1997.(5)

            (9)   (a)  Transfer  Agency  Agreement,
                  dated  February  28,  1997,
                  between Registrant and INVESCO
                  Funds Group, Inc.(2)

                  (b)   Administrative Service
                  Agreement, dated February 28,
                  1997, between Registrant and
                  INVESCO Funds Group, Inc.(2)


                        (i) Form of Amendment dated
                        July 1, 1998 to
                        Administrative Services
                        Agreement.


                  (c)   Participation Agreement,
                  dated March 22, 1994, among
                  Registrant, INVESCO Funds Group,
                  Inc., Transamerica Occidental
                  Life Insurance Company and
                  Charles Schwab & Co., Inc.(4)

                  (d)   Participation Agreement,
                  dated August 26, 1994, among
                  Registrant, INVESCO Funds Group,
                  Inc. and Security Life of Denver
                  Insurance Company.(3)

                  (e)   Participation Agreement,
                  dated September 19, 1994, among
                  Registrant, INVESCO Funds Group,
                  Inc. and First ING Life
                  Insurance Company of New York.(4)

                  (f)   Participation Agreement,
                  dated December 1, 1994, among

                  Registrant, INVESCO Funds Group,
                  Inc., First Transamerica Life
                  Insurance Company and Charles
                  Schwab & Co., Inc.(4)

                  (g)   Participation Agreement,
                  dated September 14, 1995, among
                  Registrant, INVESCO Funds Group,
                  Inc. and Southland Life
                  Insurance Company.(1)

                  (h)   Participation Agreement,
                  dated October 31, 1995, among
                  Registrant, INVESCO Funds Group,
                  Inc. and American Partners Life
                  Insurance Company.(1)

                  (i)   Participation Agreement,
                  dated April 15, 1996, among
                  Registrant, INVESCO Funds Group,
                  Inc. and Allmerica Financial
                  Life Insurance and Annuity
                  Company.(2)

                  (j)   Participation
                  Agreement, dated December
                  4, 1996, among Registrant,
                  INVESCO Funds Group, Inc.
                  and American Centurion Life
                  Assurance Company.(3)

                  (k)   Participation
                  Agreement, dated April 15,
                  1997, among Registrant,
                  INVESCO Funds Group, Inc.
                  and Prudential Insurance
                  Company of America.(3)

            (10)  Opinion  and  consent  of counsel
                  as to the  legality  of the
                  securities  being  registered,
                  indicating  whether they will,
                  when sold, be legally issued,
                  fully paid and non-assessable.(3)

            (11)  Consent of Independent Accountants.

            (12)  Not applicable.

            (13)  Not applicable.

            (14)  Not applicable.

            (15)  Not applicable.

            (16)  (a) Schedule for computation of
                  performance data for Industrial
                  Income Fund.(1)

                  (b) Schedule for computation of
                  performance data for Total Return
                  Fund.(1)

                  (c) Schedule for computation of
                  performance data for High Yield
                  Fund.(1)

                  (d) Schedule for computation of
                  yield data.(1)

            (17)  (a) Financial Data Schedule for
                  the year ended December 31, 1997

                  for INVESCO VIF-Industrial Income
                  ^ Portfolio.

                  (b) Financial  Data  Schedule for
                  the year ended  December 31,
                  1997 for INVESCO VIF-Total Return
                  ^ Portfolio.

                  (c) Financial  Data  Schedule for
                  the year ended  December 31,
                  1997 for INVESCO VIF-High Yield
                  ^ Portfolio.

                  (d) Financial  Data  Schedule for
                  the year ended  December 31,
                  1997 for INVESCO VIF-Utilities
                  ^ Portfolio.

                  (e)  Financial  Data  Schedule  for
                  period  from May 22,  1997
                  (inception) through December 31,
                  1997 for INVESCO VIF - Health
                  Sciences ^ Portfolio.

                  (f)  Financial  Data  Schedule
                  for period  from May 21,  1997
                  (inception)  through  December
                  31,  1997  for  INVESCO  VIF -
                  Technology ^ Portfolio.

                  (g)  Financial  Data  Schedule
                  for period from August 27, 1997
                  (inception)  through  December
                  31,  1997  for  INVESCO  VIF -
                  Dynamics ^ Portfolio.

                  (h)  Financial  Data  Schedule
                  for period from August 27, 1997
                  (inception)  through December 31,
                  1997 for INVESCO VIF - Small
                  Company Growth ^ Portfolio.


                  (i) Financial Data Schedule for
                  period from August 27, 1997
                  (inception) through December 31,
                  1997 for INVESCO VIF - Growth
                  ^ Portfolio.

            (18)  Not Applicable.
------------------

(1)Previously filed on EDGAR with Post-Effective Amendment No. 4 to the Registrant's Registration Statement on April 11, 1996, and herein incorporated by reference.

(2)Previously filed on EDGAR with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on February 14, 1997, and herein incorporated by reference.

(3)Previously filed on EDGAR with Post-Effective Amendment No. 7 to the Registrant's Registration Statement on November 12, 1997, and herein incorporated by reference.


(4)Previously filed ^ ON EDGAR with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on November 24, 1997, and herein incorporated by reference.


(5)Previously filed on EDGAR with Post-Effective Amendment No. 10 to the Registrant's Registration Statement on February 27, 1998, and herein incorporated by reference.

Item 25.    Persons Controlled by or Under Common Control with
            Registrant

            No person is presently controlled by or under common control with the Company.

Item 26.    Number of Holders of Securities

                                                            Number of Record
                                                            Holders as of
      Title of Class                                        [__________], 1998

      INVESCO VIF - Industrial Income Portfolio                    [_]
      INVESCO VIF - Total Return Portfolio                         [_]
      INVESCO VIF - High Yield Portfolio                           [_]
      INVESCO VIF - Utilities Portfolio                            [_]
      INVESCO VIF - Health Sciences Portfolio                      [_]
      INVESCO VIF - Technology Portfolio                           [_]
      INVESCO VIF - Dynamics Portfolio                             [_]
      INVESCO VIF - Small Company Growth Portfolio                 [_]
      INVESCO VIF - Growth Portfolio                               [_]
      INVESCO VIF - Realty Portfolio                               [_]


Item 27.    Indemnification

      Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and
(2) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted by law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, the directors and officers of the Company cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.    Business and Other Connections of Investment Adviser

            See "The Company and Its Management" in the Prospectus and Statement of Additional Information for information regarding the business of the investment adviser, IFG.

            Following are the names and principal occupations of each director and officer of the investment adviser, IFG. Certain of these persons hold positions with IDI, a subsidiary of IFG, and, during the past two fiscal years, have held positions with INVESCO Trust Company, another subsidiary of IFG.

                                   Position
                                     with           Principal Occupation and
             Name                  Adviser            Company Affiliation
             ----                  -------          ------------------------
Dan J. Hesser                      Chairman         Chairman
                                   and              INVESCO Funds Group, Inc.
                                   Director         7800 East Union Avenue
                                                    Denver, CO 80237

Mark H. Williamson                 Officer &        President & Chief
                                   Director         Executive Officer
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

William J. Galvin, Jr.             Officer          Senior Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Ronald L. Grooms                   Officer          Senior Vice President &
                                                    Treasurer
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Gregory E. Hyde                    Officer          Senior Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Daniel B. Leonard                  Officer          Senior Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Charles P. Mayer                   Officer &        Senior Vice President
                                   Director         INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Timothy J. Miller                  Officer          Senior Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Donovan J. (Jerry) Paul            Officer          Senior Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Glen A. Payne                      Officer          Senior Vice President,
                                                    Secretary & General
                                                    Counsel
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO  80237

                                   Position
                                     with           Principal Occupation and
             Name                  Adviser            Company Affiliation
             ----                  -------            -------------------
John R. Schroer, II                Officer          Senior Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Darryl C. Celkupa                  Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Ingeborg S. Cosby                  Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Elroy E. Frye, Jr.                 Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Linda J. Gieger                    Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

James S. Grabovac                  Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Mark D. Greenberg                  Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Gerard F. Hallaren, Jr.            Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Richard R. Hinderlie               Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Thomas M. Hurley                   Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Patricia F. Johnston               Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

                                   Position
                                     with           Principal Occupation and
             Name                  Adviser            Company Affiliation
             ----                  -------            -------------------
James F. Lummanick                 Officer          Vice President &
                                                    Assistant General Counsel
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Thomas A. Mantone, Jr.             Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Trent E. May                       Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Frederick R. (Fritz)               Officer          Vice President
Meyer                                               INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Jeffrey G. Morris                  Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Laura M. Parsons                   Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Don T. Peck                        Officer          Vice President & National
                                                    Sales Manager
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Pamela J. Piro                     Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Gary L. Rulh                       Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

John S. Segner                     Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

                                   Position
                                     with           Principal Occupation and
             Name                  Adviser            Company Affiliation
             ----                  -------            -------------------
Terry B. Smith                     Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Alan I. Watson                     Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Judy P. Wiese                      Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Allyson B. Zoellner                Officer          Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Ronald C. Lively                   Officer          Senior Regional Vice
                                                    President
                                                    INVESCO Funds Group, Inc.
                                                    17406 Brown Road
                                                    Odessa, FL 33556

Scott E. Stapley                   Officer          Senior Regional Vice
                                                    President
                                                    INVESCO Funds Group, Inc.
                                                    1615 Arch Bay Drive
                                                    Newport Beach, CA 92660

David B. McElroy                   Officer          Regional Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Ryland K. Pruett, Jr.              Officer          Regional Vice President
                                                    INVESCO Funds Group, Inc.
                                                    2337 Mirow Place
                                                    Charlotte, NC 28270

Thomas H. Scanlan                  Officer          Regional Vice President
                                                    INVESCO Funds Group, Inc.
                                                    12028 Edgepark Court
                                                    Potomac, MD 20854

Michael D. Legoski                 Officer          Assistant Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

                                   Position
                                     with           Principal Occupation and
             Name                  Adviser            Company Affiliation
             ----                  -------            -------------------
Stephen A. Moran                   Officer          Assistant Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Donald R. Paddack                  Officer          Assistant Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Kent T. Schmeckpeper               Office           Assistant Vice President
                                                    Account Relationship
                                                    Manager
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Tane' T. Tyler                     Officer          Assistant Vice President
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Jeraldine E. Kraus                 Officer          Assistant Secretary
                                                    INVESCO Funds Group, Inc.
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Robert J. O'Connor                 Officer          Chief Executive Officer
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Scott P. Brogan                    Officer          Senior Vice President
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Mark A. Cox                        Officer          Senior Vice President
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Joseph B. Jennings                 Officer          Senior Vice President
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

                                   Position
                                     with           Principal Occupation and
             Name                  Adviser            Company Affiliation
             ----                  -------            -------------------
Mark A. Jones                      Officer          Senior Vice President
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Barbara L. March                   Officer          Senior Vice President
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Robert D. (Toby)                   Officer          Regional Vice President
Cromwell                                            INVESCO Retirement Plan
                                                    Services
                                                    7800 East Union Avenue
                                                    Denver, CO 80237

Leo W. Cullen                      Officer          Regional Vice President
                                                    INVESCO Retirement Plan
                                                    Services
                                                    101 Federal Street
                                                    Boston, MA 02110

Douglas P. Dohm                    Officer          Regional Vice President
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Rayane S. Clark                    Officer          Vice President
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Frederick W. Braley                Officer          Chief Financial Officer &
                                                    Treasurer
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Robert E. Starr                   Officer           Secretary & General
                                                    Counsel
                                                    INVESCO Retirement Plan
                                                    Services
                                                    1201 Peachtree Street, NE
                                                    Atlanta, GA 30361

Item 29.    Principal Underwriters

            (a)    INVESCO Capital Appreciation Funds, Inc.
                   INVESCO Diversified Funds, Inc.

                   INVESCO Emerging Opportunity Funds, Inc.
                   INVESCO Growth Fund, Inc.
                   INVESCO Income Funds, Inc.
                   INVESCO Industrial Income Fund, Inc.
                   INVESCO International Funds, Inc.
                   INVESCO Money Market Funds, Inc.
                   INVESCO Multiple Asset Funds, Inc.
                   INVESCO Specialty Funds, Inc.
                   INVESCO Strategic Portfolios, Inc.
                   INVESCO Tax-Free Income Funds, Inc.
                   INVESCO Value Trust

            (b)
                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

William J. Galvin, Jr.              Senior Vice               Assistant
7800 E. Union Avenue                President                 Secretary
Denver, CO  80237

Ronald L. Grooms                    Senior Vice               Treasurer,
7800 E. Union Avenue                President &               Chief Fin'l
Denver, CO  80237                   Treasurer                 Officer, and
                                                              Chief Acctg.
                                                              Off.

Hubert L. Harris, Jr.                                         Director
1315 Peachtree St., N.E.
Atlanta, GA 30309

Dan J. Hesser                       Chairman of               President,
7800 E. Union Avenue                the Board,                CEO & Dir.
Denver, CO  80237                   President,
                                    Chief Executive
                                    Officer, &
                                    Director

Gregory E. Hyde                     Vice President
7800 E. Union Avenue
Denver, CO 80237

Charles P. Mayer                    Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                       Senior Vice               Secretary
7800 E. Union Avenue                President,
Denver, CO  80237                   Secretary &
                                                              General Counsel

Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

            (c)   Not applicable.

Item 30.    Location of Accounts and Records

                  Dan J. Hesser
                  7800 E. Union Avenue
                  Denver, CO  80237

Item 31.    Management Services

                  Not applicable.

Item 32.    Undertakings

            (a) The Registrant hereby undertakes that its board of directors will call such meetings of shareholders of the Funds, for action by shareholder vote, including acting on the question of removal of a director or directors, as may be requested in writing by the holders of at least 10% of the outstanding shares of a Fund or as may be required by applicable law or the Company's Articles of Incorporation, and to assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

            (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant ^ has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^ 4th day of ^ May, 1998.


Attest:                                   INVESCO Variable Investment
                                          Funds, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
------------------------------------      ------------------------------------

Glen A. Payne, Secretary                  Dan J. Hesser, President


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^ 4th day of ^ May, 1998.


/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
------------------------------------      ------------------------------------

Dan J. Hesser, President &                Lawrence H. Budner, Director
Director, (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
------------------------------------      ------------------------------------

Ronald L. Grooms, Treasurer               Daniel D. Chabris, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------

Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ Larry Soll
------------------------------------      ------------------------------------

Bob R. Baker, Director                    Larry Soll, Director

/s/ Hubert L. Harris, Jr.                 /s/ Kenneth T. King, Director
------------------------------------     ------------------------------------

Hubert L. Harris, Jr., Director           Kenneth T. King, Director

/s/ Charles W. Brady                      /s/ John W. McIntyre
------------------------------------      ------------------------------------

Charles W. Brady, Director                John W. McIntyre, Director

/s/ Wendy L. Gramm
------------------------------------
Wendy L. Gramm, Director

By*                                       By*/s/ Glen A. Payne
   ---------------------------------         ---------------------------------
      Edward F. O'Keefe                         Glen A. Payne
      Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers (with the exception of Larry Soll and Wendy L. Gramm) of the Registrant have been filed with the Securities and Exchange Commission on October 8, 1993, December 22, 1993, March 22, 1994, January 30, 1995, February 28, 1995, October 7, 1996 and November 24, 1997.

                                Exhibit Index

                                                        Page in
Exhibit Number                                  Registration Statement


      9(b)(i)                                               295
      11                                                    296
      17(a)                                                 297
      17(b)                                                 298
      17(c)                                                 299
      17(d)                                                 300
      17(e)                                                 301
      17(f)                                                 302
      17(g)                                                 303
      17(h)                                                 304
      17(i) ^                                               305